UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2016

Date of reporting period: July 31, 2016

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES[a] — 94.81%

ARGENTINA — 0.81%
YPF SA
8.50%, 03/23/21[b]	$50	$53,625
8.50%, 07/28/25[b]	75	79,031
8.75%, 04/04/24[b]	30	32,175
8.88%, 12/19/18[b]	35	37,975

		202,806
AZERBAIJAN — 0.75%
State Oil Co. of the Azerbaijan Republic
4.75%, 03/13/23[b]	200	188,267

		188,267
BRAZIL — 14.52%
Banco Bradesco SA/Cayman Islands
5.90%, 01/16/21[b]	100	105,250
Banco do Brasil SA/Cayman Islands
5.88%, 01/19/23[b]	200	199,000
Braskem Finance Ltd.
5.38%, 05/02/22[b]	200	203,500
Caixa Economica Federal
2.38%, 11/06/17[b]	150	147,525
Centrais Eletricas Brasileiras SA
6.88%, 07/30/19[b]	100	102,530
CSN Resources SA
6.50%, 07/21/20[b]	100	58,470
Embraer Netherlands Finance BV
5.05%, 06/15/25	100	100,375
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	50	51,540
Gerdau Holdings Inc.
7.00%, 01/20/20[b]	100	105,500
GTL Trade Finance Inc.
5.89%, 04/29/24 (Call 01/29/24)[b]	150	140,812
Itau Unibanco Holding SA/Cayman Islands
5.13%, 05/13/23[b]	200	201,028
6.20%, 04/15/20[b]	100	106,820
JBS Investments GmbH
7.25%, 04/03/24 (Call 04/03/19)[b]	200	206,100
Marfrig Overseas Ltd.
9.50%, 05/04/20 (Call 08/29/16)[b]	100	103,000
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%, 06/30/22 (Call 06/30/20)[b]	152	39,958
Petrobras Global Finance BV
3.00%, 01/15/19	47	44,885
4.38%, 05/20/23	100	85,750
4.88%, 03/17/20	50	48,706
5.38%, 01/27/21	250	237,187
5.63%, 05/20/43	50	36,500
5.75%, 01/20/20	100	99,810
6.25%, 03/17/24	125	117,187
6.85%, 06/05/49	50	38,175
6.88%, 01/20/40	75	62,134
7.25%, 03/17/44	50	42,660
7.88%, 03/15/19	100	106,050
8.38%, 05/23/21	200	211,450
8.75%, 05/23/26	50	51,985

Security	Principal (000s)	Value
Petrobras International Finance Co. SA
6.75%, 01/27/41	$75	$61,500
Samarco Mineracao SA
4.13%, 11/01/22[b]	200	78,600
Vale Overseas Ltd.
4.38%, 01/11/22	50	48,563
4.63%, 09/15/20[c]	75	75,376
5.88%, 06/10/21[c]	100	103,500
6.88%, 11/21/36	100	96,250
6.88%, 11/10/39	50	47,328
8.25%, 01/17/34	25	26,378
Vale SA
5.63%, 09/11/42[c]	75	63,938

		3,655,320
CHILE — 4.29%
Banco del Estado de Chile
4.13%, 10/07/20[b]	150	160,919
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	37	39,596
Cencosud SA
5.50%, 01/20/21[b]	150	164,973
Corp. Nacional del Cobre de Chile
3.00%, 07/17/22[b]	200	201,645
4.25%, 07/17/42[b]	200	197,308
Empresa Nacional de Telecomunicaciones SA
4.88%, 10/30/24[b]	200	209,051
Empresa Nacional del Petroleo
4.75%, 12/06/21[b]	100	108,017

		1,081,509
CHINA — 10.56%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	200	203,356
3.60%, 11/28/24 (Call 08/28/24)[c]	200	208,066
Baidu Inc.
2.25%, 11/28/17	200	201,728
Bank of China Ltd./Hong Kong
3.88%, 06/30/25[b]	200	215,236
Bank of Communications Co. Ltd./Hong Kong
2.50%, 01/16/18[b]	200	202,039
China Overseas Finance II Ltd.
5.50%, 11/10/20[b]	100	112,125
CITIC Ltd.
6.63%, 04/15/21[b]	100	117,516
CNOOC Finance 2012 Ltd.
5.00%, 05/02/42[b]	200	231,950
Country Garden Holdings Co. Ltd.
7.50%, 03/09/20 (Call 03/09/18)[b]	200	216,014
Evergrande Real Estate Group Ltd.
8.75%, 10/30/18 (Call 10/30/16)[b]	200	206,000
Sino-Ocean Land Treasure Finance I Ltd.
4.63%, 07/30/19[b]	200	210,185
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20[b]	100	107,724
Sinopec Group Overseas Development 2013 Ltd.
4.38%, 10/17/23[b]	200	219,536
Tencent Holdings Ltd.
3.38%, 05/02/19[b]	200	207,467

		2,658,942

1

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
COLOMBIA — 1.91%
Bancolombia SA
5.13%, 09/11/22	$50	$51,625
6.13%, 07/26/20	75	80,625
Ecopetrol SA
4.13%, 01/16/25	100	92,670
5.88%, 09/18/23	100	104,500
5.88%, 05/28/45	50	44,188
7.38%, 09/18/43	50	50,225
7.63%, 07/23/19	50	56,985

		480,818
HONG KONG — 0.88%
Shimao Property Holdings Ltd.
8.13%, 01/22/21 (Call 01/22/18)[b]	200	221,684

		221,684
INDIA — 6.10%
Bharti Airtel International Netherlands BV
5.13%, 03/11/23[b]	200	218,330
Export-Import Bank of India
4.00%, 01/14/23[b]	200	211,940
ICICI Bank Ltd. VRN, (6 mo. LIBOR US + 2.280%)
6.38%, 04/30/22 (Call 04/30/17)[b]	100	101,704
ICICI Bank Ltd./Hong Kong
5.75%, 11/16/20[b]	100	112,225
ONGC Videsh Ltd.
4.63%, 07/15/24[b]	200	217,544
Reliance Holdings USA Inc.
5.40%, 02/14/22[b]	250	282,176
State Bank of India/London
3.62%, 04/17/19[b]	200	207,132
Vedanta Resources PLC
8.25%, 06/07/21[b]	200	185,000

		1,536,051
INDONESIA — 3.12%
Majapahit Holding BV
7.75%, 01/20/20[b]	120	138,150
7.88%, 06/29/37[b]	25	32,669
Pelabuhan Indonesia II PT
4.25%, 05/05/25[b,c]	200	202,750
Pertamina Persero PT
4.30%, 05/20/23[b]	200	205,625
5.63%, 05/20/43[b]	200	206,792

		785,986
ISRAEL — 2.35%
Israel Electric Corp. Ltd.
6.88%, 06/21/23[b]	200	239,300
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21	200	200,923
3.15%, 10/01/26	100	101,315
4.10%, 10/01/46	50	50,678

		592,216

Security	Principal (000s)	Value
JAMAICA — 0.72%
Digicel Group Ltd.
8.25%, 09/30/20 (Call 09/30/16)[b]	$200	$182,500

		182,500
KAZAKHSTAN — 1.76%
Kazakhstan Temir Zholy Finance BV
6.38%, 10/06/20[b]	200	211,420
Kazkommertsbank JSC
5.50%, 12/21/22 (Call 08/29/16)[b]	25	16,984
KazMunayGas National Co. JSC
6.38%, 04/09/21[b]	200	216,040

		444,444
LUXEMBOURG — 0.83%
Millicom International Cellular SA
6.63%, 10/15/21 (Call 10/15/17)[b]	200	208,740

		208,740
MALAYSIA — 1.28%
Petronas Capital Ltd.
3.50%, 03/18/25[b]	200	212,581
5.25%, 08/12/19[b]	100	110,122

		322,703
MEXICO — 11.30%
America Movil SAB de CV
5.00%, 03/30/20	100	111,369
6.13%, 03/30/40	100	128,618
6.38%, 03/01/35	100	127,362
Banco Santander Mexico SA
4.13%, 11/09/22[b]	150	156,904
BBVA Bancomer SA/Texas
6.75%, 09/30/22[b]	150	170,925
Cemex Finance LLC
6.00%, 04/01/24 (Call 04/01/19)[b]	200	205,000
Coca-Cola FEMSA SAB de CV
3.88%, 11/26/23	150	163,068
Comision Federal de Electricidad
4.88%, 01/15/24[b]	200	214,000
Grupo Bimbo SAB de CV
4.50%, 01/25/22[b]	100	109,130
Grupo Televisa SAB
6.63%, 01/15/40	106	126,314
Mexichem SAB de CV
4.88%, 09/19/22[b]	200	216,000
Petroleos Mexicanos
3.50%, 07/18/18	100	101,550
3.50%, 07/23/20	100	100,625
3.50%, 01/30/23	75	71,063
4.88%, 01/24/22	75	77,063
4.88%, 01/18/24	40	40,700
5.50%, 01/21/21	75	79,875
5.50%, 06/27/44	110	99,538
5.63%, 01/23/46	175	160,317

2

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
5.75%, 03/01/18	$50	$52,400
6.38%, 01/23/45	100	99,850
6.50%, 06/02/41	90	90,135
6.63%, 06/15/35	50	51,698
6.63%, 06/15/38	25	25,688
8.00%, 05/03/19	60	67,458

		2,846,650
MOROCCO — 0.86%
OCP SA
5.63%, 04/25/24[b]	200	216,920

		216,920
PERU — 1.96%
Banco de Credito del Peru/Panama
5.38%, 09/16/20[b]	100	111,155
Corp. Financiera de Desarrollo SA
4.75%, 07/15/25[b]	200	215,750
Southern Copper Corp.
5.88%, 04/23/45	50	49,726
7.50%, 07/27/35	100	116,637

		493,268
PHILIPPINES — 0.55%
Power Sector Assets & Liabilities Management Corp.
7.39%, 12/02/24[b]	100	137,457

		137,457
QATAR — 2.61%
CBQ Finance Ltd.
7.50%, 11/18/19[b]	100	115,000
Ooredoo International Finance Ltd.
5.00%, 10/19/25[b]	200	226,500
Qatari Diar Finance QSC
5.00%, 07/21/20[b]	100	110,500
QNB Finance Ltd.
2.88%, 04/29/20[b]	200	204,900

		656,900
RUSSIA — 9.71%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.70%, 08/07/18[b]	100	111,500
Alfa Bank OJSC Via Alfa Bond Issuance PLC
7.88%, 09/25/17[b]	100	106,000
Evraz Group SA
8.25%, 01/28/21[b]	200	215,332
Gazprom OAO Via Gaz Capital SA
4.95%, 02/06/28[b]	200	194,000
6.51%, 03/07/22[b]	100	109,015
9.25%, 04/23/19[b]	100	114,709
Lukoil International Finance BV
6.66%, 06/07/22[b]	120	135,461
7.25%, 11/05/19[b]	100	110,900
MMC Norilsk Nickel OJSC via MMC Finance Ltd.
5.55%, 10/28/20[b]	200	210,706
Rosneft Finance SA
7.25%, 02/02/20[b]	100	110,650

Security	Principal (000s)	Value
Sberbank of Russia Via SB Capital SA
6.13%, 02/07/22[b]	$200	$217,980
Severstal OAO Via Steel Capital SA
6.70%, 10/25/17[b]	100	104,979
VimpelCom Holdings BV
7.50%, 03/01/22[b]	200	221,102
Vnesheconombank Via VEB Finance PLC
6.80%, 11/22/25[b]	100	107,156
6.90%, 07/09/20[b]	100	107,060
VTB Bank OJSC Via VTB Capital SA
6.55%, 10/13/20[b]	100	108,907
6.88%, 05/29/18[b]	150	159,249

		2,444,706
SOUTH AFRICA — 2.07%
AngloGold Ashanti Holdings PLC
5.13%, 08/01/22	100	102,997
Eskom Holdings SOC Ltd.
5.75%, 01/26/21[b]	200	198,540
Myriad International Holdings BV
6.00%, 07/18/20[b]	200	219,740

		521,277
SOUTH KOREA — 5.68%
Hyundai Capital America
2.13%, 10/02/17[b]	50	50,445
2.55%, 02/06/19[b]	100	101,981
KEB Hana Bank
2.50%, 06/12/19[b]	200	204,478
Korea Development Bank (The)
3.75%, 01/22/24	200	221,094
Korea Gas Corp.
3.88%, 02/12/24[b]	200	222,377
4.25%, 11/02/20[b]	100	110,335
Korea National Oil Corp.
2.75%, 01/23/19[b]	200	205,238
POSCO
4.25%, 10/28/20[b]	100	108,095
Woori Bank VRN, (5 year CMT + 3.328%)
5.00%, 06/10/45 (Call 06/10/20)[b]	200	207,318

		1,431,361
THAILAND — 1.28%
Bangkok Bank PCL/Hong Kong
4.80%, 10/18/20[b]	100	110,878
PTT PCL
3.38%, 10/25/22[b]	200	210,409

		321,287
TURKEY — 3.76%
Akbank TAS
5.00%, 10/24/22[b]	150	147,750
Turkiye Garanti Bankasi AS
6.25%, 04/20/21[b]	200	209,000
Turkiye Is Bankasi
3.88%, 11/07/17[b]	200	199,500

3

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
Turkiye Vakiflar Bankasi TAO VRN, (5 year USD Swap + 5.439%)
6.88%, 02/03/25 (Call 02/03/20)[b]	$200	$196,150
Yapi ve Kredi Bankasi AS
4.00%, 01/22/20[b]	200	193,512

		945,912
UNITED ARAB EMIRATES — 2.45%
Abu Dhabi National Energy Co.
6.50%, 10/27/36[b]	100	130,750
ADCB Finance Cayman Ltd.
2.50%, 03/06/18[b]	200	201,200
Dolphin Energy Ltd.
5.89%, 06/15/19[b]	50	53,409
DP World Ltd.
6.85%, 07/02/37[b]	100	115,000
Dubai Electricity & Water Authority
7.38%, 10/21/20[b]	100	117,825

		618,184
UNITED STATES — 0.83%
Trust F/1401
5.25%, 01/30/26 (Call 10/30/25)[b]	200	210,250

		210,250
VENEZUELA — 1.87%
Petroleos de Venezuela SA
5.38%, 04/12/27[b]	90	32,874
5.50%, 04/12/37[b]	50	17,750
6.00%, 05/16/24[b]	170	63,325
6.00%, 11/15/26[b]	185	67,525
8.50%, 11/02/17[b]	163	127,155
9.00%, 11/17/21[b]	75	36,920
9.75%, 05/17/35[b]	125	55,000
12.75%, 02/17/22[b]	130	70,785

		471,334

TOTAL CORPORATE BONDS & NOTES
(Cost: $23,830,276)		23,877,492

FOREIGN GOVERNMENT OBLIGATIONS[a] — 3.68%

BRAZIL — 0.85%
Banco Nacional de Desenvolvimento Economico e Social
5.50%, 07/12/20[b]	100	105,150
6.50%, 06/10/19[b]	100	107,500

		212,650
SOUTH KOREA — 1.72%
Export-Import Bank of Korea
2.88%, 01/21/25	200	209,592
4.38%, 09/15/21	200	223,925

		433,517

Security	Principal or Shares (000s)	Value
UNITED ARAB EMIRATES — 1.11%
International Petroleum Investment Co.
5.00%, 11/15/20[b]	$250	$280,000

		280,000

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $892,946)		926,167

SHORT-TERM INVESTMENTS — 3.42%

MONEY MARKET FUNDS — 3.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[d,e,f]	556	555,777
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[d,e,f]	120	119,723
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]	185	185,469

		860,969

TOTAL SHORT-TERM INVESTMENTS
(Cost: $860,969)		860,969

TOTAL INVESTMENTS IN SECURITIES — 101.91%
(Cost: $25,584,191)[g]		25,664,628
Other Assets, Less Liabilities — (1.91)%		(481,761)

NET ASSETS — 100.00%		$25,182,867

VRN	— Variable Rate Note

[a]	Investments are denominated in U.S. dollars.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $25,584,436. Net unrealized appreciation was $80,192, of which $802,448 represented gross unrealized appreciation on securities and $722,256 represented gross unrealized depreciation on securities.

4

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

July 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$23,877,492	$—	$23,877,492
Foreign government obligations	—	926,167	—	926,167
Money market funds	860,969	—	—	860,969

Total	$860,969	$24,803,659	$—	$25,664,628

5

Schedule of Investments (Unaudited)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

July 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES[a] — 40.46%

ARGENTINA — 0.88%
YPF SA
8.50%, 03/23/21[b]	$100	$107,250
8.50%, 07/28/25[b]	185	194,944
8.75%, 04/04/24[b]	178	190,905
8.88%, 12/19/18[b]	87	94,395

		587,494
AZERBAIJAN — 0.61%
Southern Gas Corridor CJSC
6.88%, 03/24/26[b]	200	219,200
State Oil Co. of the Azerbaijan Republic
4.75%, 03/13/23[b]	200	188,268

		407,468
BARBADOS — 0.32%
Columbus International Inc.
7.38%, 03/30/21 (Call 03/30/18)[b]	200	213,442

		213,442
BRAZIL — 16.77%
Banco Bradesco SA/Cayman Islands
5.90%, 01/16/21[b]	400	421,000
Banco BTG Pactual SA/Cayman Islands
5.75%, 09/28/22[b]	200	175,000
Banco do Brasil SA/Cayman Islands
3.88%, 10/10/22	200	187,100
5.88%, 01/26/22[b]	200	200,750
5.88%, 01/19/23[b]	200	199,000
Banco Votorantim SA
7.38%, 01/21/20[b]	100	103,750
Braskem Finance Ltd.
5.38%, 05/02/22[b]	200	203,500
BRF SA
4.75%, 05/22/24[b]	200	208,000
Caixa Economica Federal
3.50%, 11/07/22[b]	150	136,125
4.25%, 05/13/19[b]	200	200,000
4.50%, 10/03/18[b]	150	151,650
Centrais Eletricas Brasileiras SA
5.75%, 10/27/21[b]	200	191,250
6.88%, 07/30/19[b]	100	102,530
CSN Resources SA
6.50%, 07/21/20[b]	100	58,470
Embraer Netherlands Finance BV
5.05%, 06/15/25	200	200,750
GTL Trade Finance Inc.
7.25%, 04/16/44 (Call 10/16/43)[b]	200	187,000
Itau Unibanco Holding SA/Cayman Islands
2.85%, 05/26/18[b]	200	199,800
5.13%, 05/13/23[b]	200	201,028
5.65%, 03/19/22[b]	200	207,000
5.75%, 01/22/21[b]	300	313,500
6.20%, 12/21/21[b]	200	212,374
JBS Investments GmbH
7.75%, 10/28/20 (Call 10/28/17)[b]	200	212,000

Security	Principal (000s)	Value
JBS USA LLC/JBS USA Finance Inc.
5.75%, 06/15/25 (Call 06/15/20)[b]	$100	$97,500
5.88%, 07/15/24 (Call 07/15/19)[b]	100	99,500
7.25%, 06/01/21 (Call 08/29/16)[b]	200	206,500
8.25%, 02/01/20 (Call 08/29/16)[b]	100	103,750
Minerva Luxembourg SA
7.75%, 01/31/23 (Call 01/31/18)[b]	200	211,000
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%, 06/30/22 (Call 06/30/20)[b]	150	39,563
Odebrecht Finance Ltd.
5.25%, 06/27/29[b]	200	58,000
Odebrecht Offshore Drilling Finance Ltd.
6.75%, 10/01/23 (Call 12/01/21)[b]	173	27,757
Petrobras Global Finance BV
3.00%, 01/15/19	280	267,400
4.38%, 05/20/23	450	385,875
4.88%, 03/17/20	150	146,117
5.38%, 01/27/21	650	616,687
5.63%, 05/20/43	200	146,000
5.75%, 01/20/20	350	349,335
6.25%, 03/17/24	300	281,250
6.85%, 06/05/49	300	229,050
6.88%, 01/20/40	200	165,690
7.25%, 03/17/44	100	85,320
7.88%, 03/15/19	325	344,662
8.38%, 05/23/21	775	819,369
8.75%, 05/23/26	350	363,895
Petrobras International Finance Co. SA
6.75%, 01/27/41	200	164,000
Rio Oil Finance Trust Series 2014-1
9.25%, 07/06/24[b]	169	144,406
Samarco Mineracao SA
5.75%, 10/24/23[b]	200	79,000
Vale Overseas Ltd.
4.38%, 01/11/22	200	194,250
4.63%, 09/15/20	100	100,502
5.63%, 09/15/19	200	211,000
5.88%, 06/10/21	100	103,500
6.88%, 11/21/36	300	288,750
6.88%, 11/10/39	200	189,310
8.25%, 01/17/34	100	105,513
Vale SA
5.63%, 09/11/42	200	170,500
Votorantim Cimentos SA
7.25%, 04/05/41[b]	200	192,500

		11,259,028
CHILE — 0.31%
VTR Finance BV
6.88%, 01/15/24 (Call 01/15/19)[b]	200	206,000

		206,000
CHINA — 1.73%
Agile Property Holdings Ltd.
8.38%, 02/18/19 (Call 02/18/17)[b]	200	213,256
Country Garden Holdings Co. Ltd.
7.25%, 04/04/21 (Call 10/04/17)[b]	200	213,375

6

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

July 31, 2016

Security	Principal (000s)	Value
7.50%, 03/09/20 (Call 03/09/18)[b]	$200	$216,014
Evergrande Real Estate Group Ltd.
8.75%, 10/30/18 (Call 10/30/16)[b]	300	309,000
Trillion Chance Ltd.
8.50%, 01/10/19 (Call 01/10/17)[b]	200	211,764

		1,163,409
COLOMBIA — 0.89%
Bancolombia SA
5.13%, 09/11/22	200	206,500
Colombia Telecomunicaciones SA ESP
5.38%, 09/27/22 (Call 09/27/17)[b]	200	195,000
Grupo Aval Ltd.
4.75%, 09/26/22[b]	200	193,060

		594,560
HONG KONG — 0.33%
Shimao Property Holdings Ltd.
8.13%, 01/22/21 (Call 01/22/18)[b]	200	221,684

		221,684
INDIA — 1.46%
ABJA Investment Co. Pte Ltd.
4.85%, 01/31/20[b]	200	205,236
ICICI Bank Ltd. VRN, (6 mo. LIBOR US + 2.280%)
6.38%, 04/30/22 (Call 04/30/17)[b]	100	101,704
IDBI Bank Ltd.
3.75%, 01/25/19[b]	200	203,140
Vedanta Resources PLC
6.00%, 01/31/19[b]	200	183,000
8.25%, 06/07/21[b]	200	185,000
9.50%, 07/18/18[b]	100	101,518

		979,598
INDONESIA — 3.37%
Majapahit Holding BV
7.75%, 01/20/20[b]	200	230,250
7.88%, 06/29/37[b]	200	261,354
8.00%, 08/07/19[b]	250	287,110
Pelabuhan Indonesia II PT
4.25%, 05/05/25[b]	200	202,750
Pertamina Persero PT
4.30%, 05/20/23[b]	200	205,625
4.88%, 05/03/22[b]	200	213,100
5.63%, 05/20/43[b]	200	206,791
6.00%, 05/03/42[b]	200	215,284
6.45%, 05/30/44[b]	200	226,583
Perusahaan Gas Negara Persero Tbk
5.13%, 05/16/24[b]	200	216,622

		2,265,469
JAMAICA — 0.79%
Digicel Group Ltd.
7.13%, 04/01/22 (Call 04/01/17)[b]	200	164,940
8.25%, 09/30/20 (Call 09/30/16)[b]	200	182,500
Digicel Ltd.
6.00%, 04/15/21 (Call 08/29/16)[b]	200	185,750

		533,190

Security	Principal (000s)	Value
KAZAKHSTAN — 1.32%
Kazakhstan Temir Zholy Finance BV
6.95%, 07/10/42[b]	$200	$209,500
Kazkommertsbank JSC
5.50%, 12/21/22 (Call 08/29/16)[b]	100	67,830
KazMunaiGaz Finance Sub BV
9.13%, 07/02/18[b]	160	176,016
KazMunayGas National Co. JSC
6.38%, 04/09/21[b]	200	216,040
7.00%, 05/05/20[b]	200	218,000

		887,386
LUXEMBOURG — 0.31%
Millicom International Cellular SA
6.63%, 10/15/21 (Call 10/15/17)[b]	200	208,740

		208,740
MEXICO — 1.90%
Banco Santander Mexico SA VRN, (5 year CMT + 4.580%)
5.95%, 01/30/24 (Call 01/30/19)[b]	200	210,864
BBVA Bancomer SA/Texas
7.25%, 04/22/20[b]	100	110,650
Cemex Finance LLC
6.00%, 04/01/24 (Call 04/01/19)[b]	200	205,000
9.38%, 10/12/22 (Call 10/12/17)[b]	300	331,125
Cemex SAB de CV
5.70%, 01/11/25 (Call 01/11/20)[b]	200	200,440
7.25%, 01/15/21 (Call 01/15/18)[b]	200	217,480

		1,275,559
NETHERLANDS — 0.31%
Marfrig Holdings Europe BV
8.00%, 06/08/23 (Call 06/08/19)[b]	200	205,000

		205,000
RUSSIA — 3.96%
Alfa Bank AO Via Alfa Bond Issuance PLC
5.00%, 11/27/18[b]	200	206,745
7.75%, 04/28/21[b]	100	113,654
ALROSA Finance SA
7.75%, 11/03/20[b]	200	226,552
Evraz Group SA
6.50%, 04/22/20[b]	200	203,120
6.75%, 04/27/18[b]	200	208,000
Metalloinvest Finance DAC
5.63%, 04/17/20[b]	200	209,500
MMC Norilsk Nickel OJSC via MMC Finance Ltd.
6.63%, 10/14/22[b]	200	222,122
Russian Agricultural Bank OJSC Via RSHB Capital SA
5.10%, 07/25/18[b]	200	205,414
Sberbank of Russia Via SB Capital SA
5.13%, 10/29/22[b]	200	201,700

7

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

July 31, 2016

Security	Principal (000s)	Value
Severstal OAO Via Steel Capital SA
5.90%, 10/17/22[b]	$200	$215,335
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.75%, 02/02/21[b]	200	220,748
VimpelCom Holdings BV
7.50%, 03/01/22[b]	200	221,102
VTB Bank OJSC Via VTB Capital SA
6.95%, 10/17/22[b]	200	207,400

		2,661,392
SOUTH AFRICA — 1.48%
AngloGold Ashanti Holdings PLC
5.13%, 08/01/22	200	205,994
Eskom Holdings SOC Ltd.
7.13%, 02/11/25[b]	360	367,258
Gold Fields Orogen Holding BVI Ltd.
4.88%, 10/07/20[b]	200	202,000
Myriad International Holdings BV
6.00%, 07/18/20[b]	200	219,740

		994,992
SOUTH KOREA — 0.31%
Woori Bank VRN, (5 year CMT + 3.328%)
5.00%, 06/10/45 (Call 06/10/20)[b]	200	207,318

		207,318
TRINIDAD AND TOBAGO — 0.46%
Consolidated Energy Finance SA
6.75%, 10/15/19 (Call 10/15/16)[b]	200	198,500
Petroleum Co. of Trinidad & Tobago Ltd.
9.75%, 08/14/19[b]	100	108,875

		307,375
TURKEY — 0.57%
Turkiye Vakiflar Bankasi TAO
6.00%, 11/01/22[b]	200	193,400
Yapi ve Kredi Bankasi AS
5.50%, 12/06/22[b]	200	191,978

		385,378
UNITED KINGDOM — 0.31%
Sable International Finance Ltd.
6.88%, 08/01/22 (Call 08/01/18)[b]	200	205,000

		205,000
VENEZUELA — 2.07%
Petroleos de Venezuela SA
5.38%, 04/12/27[b]	370	135,146
5.50%, 04/12/37[b]	120	42,600
6.00%, 05/16/24[b]	570	212,325
6.00%, 11/15/26[b]	475	173,375
8.50%, 11/02/17[b]	481	374,199
9.00%, 11/17/21[b]	270	132,913
9.75%, 05/17/35[b]	330	145,200
12.75%, 02/17/22[b]	325	176,963

		1,392,721

TOTAL CORPORATE BONDS & NOTES
(Cost: $26,972,531)		27,162,203

Security	Principal (000s)	Value
FOREIGN GOVERNMENT OBLIGATIONS[a] — 57.22%

ARGENTINA — 2.90%
Argentine Republic Government International Bond
2.50%, 12/31/38[c]	$644	$436,310
7.50%, 04/22/26[b]	750	814,500
8.28%, 12/31/33	147	161,494
8.28%, 12/31/33	477	535,088

		1,947,392
BAHRAIN — 1.17%
Bahrain Government International Bond
5.88%, 01/26/21[b]	200	206,544
6.00%, 09/19/44[b]	200	165,000
6.13%, 07/05/22[b]	200	206,646
6.13%, 08/01/23[b]	200	206,000

		784,190
BRAZIL — 5.82%
Banco Nacional de Desenvolvimento Economico e Social
4.00%, 04/14/19[b]	200	201,750
5.50%, 07/12/20[b]	100	105,150
6.50%, 06/10/19[b]	200	215,000
Brazilian Government International Bond
2.63%, 01/05/23	200	184,300
4.25%, 01/07/25	500	494,250
4.88%, 01/22/21	550	583,825
5.00%, 01/27/45	600	548,400
5.63%, 01/07/41	100	98,700
5.88%, 01/15/19	300	327,750
6.00%, 04/07/26	200	220,800
7.13%, 01/20/37	300	346,800
8.25%, 01/20/34	200	251,500
10.13%, 05/15/27	225	330,187

		3,908,412
COSTA RICA — 0.63%
Costa Rica Government International Bond
7.00%, 04/04/44[b]	400	423,000

		423,000
CROATIA — 1.30%
Croatia Government International Bond
5.50%, 04/04/23[b]	200	215,000
6.00%, 01/26/24[b]	200	221,350
6.63%, 07/14/20[b]	200	220,174
6.75%, 11/05/19[b]	200	219,094

		875,618

8

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

July 31, 2016

Security	Principal (000s)	Value
DOMINICAN REPUBLIC — 1.77%
Dominican Republic International Bond
5.50%, 01/27/25[b]	$400	$415,000
5.88%, 04/18/24[b]	100	105,750
6.60%, 01/28/24[b]	100	110,250
6.85%, 01/27/45[b]	200	215,000
7.45%, 04/30/44[b]	200	228,000
7.50%, 05/06/21[b]	100	112,000

		1,186,000
ECUADOR — 0.56%
Ecuador Government International Bond
7.95%, 06/20/24[b]	200	173,500
10.50%, 03/24/20[b]	200	200,300

		373,800
EGYPT — 0.55%
Egypt Government International Bond
5.88%, 06/11/25[b]	400	372,080

		372,080
EL SALVADOR — 0.85%
El Salvador Government International Bond
5.88%, 01/30/25[b]	100	99,500
6.38%, 01/18/27[b]	100	101,500
7.63%, 02/01/41[b]	150	154,125
7.65%, 06/15/35[b]	130	135,200
7.75%, 01/24/23[b]	75	82,688

		573,013
GHANA — 0.58%
Ghana Government International Bond
7.88%, 08/07/23[b]	200	173,520
10.75%, 10/14/30[b]	200	217,600

		391,120
GUATEMALA — 0.50%
Guatemala Government Bond
4.88%, 02/13/28[b]	100	109,500
5.75%, 06/06/22[b]	200	227,000

		336,500
HUNGARY — 3.11%
Hungary Government International Bond
4.00%, 03/25/19	100	104,050
4.13%, 02/19/18	110	113,677
5.38%, 02/21/23	200	224,000
5.38%, 03/25/24	200	226,026
5.75%, 11/22/23	200	230,150
6.25%, 01/29/20	200	222,863
6.38%, 03/29/21	400	457,767
7.63%, 03/29/41	200	296,976
Magyar Export-Import Bank Zrt
5.50%, 02/12/18[b]	200	209,538

		2,085,047

Security	Principal (000s)	Value
INDONESIA — 6.74%
Indonesia Government International Bond
3.38%, 04/15/23[b]	$200	$203,877
3.75%, 04/25/22[b]	300	313,650
4.13%, 01/15/25[b]	200	211,885
4.63%, 04/15/43[b]	200	210,856
4.75%, 01/08/26[b]	200	222,621
4.88%, 05/05/21[b]	300	329,356
5.13%, 01/15/45[b]	200	224,899
5.25%, 01/17/42[b]	200	226,899
5.38%, 10/17/23[b]	200	227,895
5.88%, 03/13/20[b]	300	335,346
5.88%, 01/15/24[b]	200	233,896
5.95%, 01/08/46[b]	200	249,445
6.63%, 02/17/37[b]	100	129,027
6.75%, 01/15/44[b]	200	270,693
6.88%, 01/17/18[b]	200	215,027
7.75%, 01/17/38[b]	300	430,639
8.50%, 10/12/35[b]	200	300,800
11.63%, 03/04/19[b]	150	185,483

		4,522,294
IVORY COAST — 0.30%
Ivory Coast Government International Bond
6.38%, 03/03/28[b]	200	200,516

		200,516
JAMAICA — 0.91%
Jamaica Government International Bond
6.75%, 04/28/28	200	218,500
7.88%, 07/28/45	200	226,500
8.00%, 06/24/19	150	162,188

		607,188
LEBANON — 3.36%
Lebanon Government International Bond
5.15%, 11/12/18[b]	150	149,310
5.50%, 04/23/19	200	199,040
5.80%, 04/14/20[b]	100	99,220
6.00%, 01/27/23[b]	300	292,500
6.10%, 10/04/22[b]	200	197,744
6.15%, 06/19/20	100	100,513
6.20%, 02/26/25[b]	50	48,000
6.25%, 11/04/24[b]	125	120,900
6.38%, 03/09/20	200	202,032
6.60%, 11/27/26[b]	200	196,000
6.65%, 11/03/28[b]	100	97,478
6.65%, 02/26/30[b]	150	145,530
6.75%, 11/29/27[b]	150	148,008
7.05%, 11/02/35[b]	100	99,400
8.25%, 04/12/21[b]	150	162,562

		2,258,237
MOROCCO — 0.34%
Morocco Government International Bond
5.50%, 12/11/42[b]	200	228,500

		228,500

9

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

July 31, 2016

Security	Principal (000s)	Value
NIGERIA — 0.29%
Nigeria Government International Bond
6.38%, 07/12/23[b]	$200	$194,850

		194,850
PAKISTAN — 0.41%
Pakistan Government International Bond
8.25%, 04/15/24[b]	250	277,380

		277,380
RUSSIA — 6.88%
Russian Foreign Bond — Eurobond
3.50%, 01/16/19[b]	200	204,139
4.50%, 04/04/22[b]	200	212,217
4.88%, 09/16/23[b]	200	216,588
5.00%, 04/29/20[b]	400	426,000
5.63%, 04/04/42[b]	400	439,000
5.88%, 09/16/43[b]	200	227,442
7.50%, 03/31/30[b,c]	1,451	1,772,125
11.00%, 07/24/18[b]	500	585,790
12.75%, 06/24/28[b]	300	533,869

		4,617,170
SENEGAL — 0.33%
Senegal Government International Bond
8.75%, 05/13/21[b]	200	220,540

		220,540
SERBIA — 1.01%
Serbia International Bond
5.88%, 12/03/18[b]	200	212,426
7.25%, 09/28/21[b]	400	462,700

		675,126
SRI LANKA — 1.44%
Sri Lanka Government International Bond
5.88%, 07/25/22[b]	328	338,413
6.00%, 01/14/19[b]	200	208,301
6.25%, 10/04/20[b]	200	211,766
6.85%, 11/03/25[b]	200	210,605

		969,085
TURKEY — 8.12%
Export Credit Bank of Turkey
5.00%, 09/23/21[b]	200	199,975
Turkey Government International Bond
3.25%, 03/23/23	200	187,748
4.25%, 04/14/26	200	193,670
4.88%, 10/09/26	200	203,148
4.88%, 04/16/43	400	369,584
5.13%, 03/25/22	200	208,228
5.63%, 03/30/21	250	265,812
5.75%, 03/22/24	200	215,164
6.00%, 01/14/41	400	426,676
6.25%, 09/26/22	400	438,923
6.63%, 02/17/45	200	231,300

Security	Principal (000s)	Value
6.75%, 04/03/18	$250	$264,625
6.75%, 05/30/40	275	320,031
6.88%, 03/17/36	100	117,500
6.88%, 03/17/36	270	317,250
7.00%, 03/11/19	100	108,513
7.00%, 06/05/20	150	166,092
7.25%, 03/05/38	100	122,466
7.38%, 02/05/25	320	380,050
7.50%, 11/07/19	150	167,441
8.00%, 02/14/34	163	211,763
11.88%, 01/15/30	200	336,562

		5,452,521
UKRAINE — 2.37%
Ukraine Government International Bond
7.75%, 09/01/19[b]	100	99,270
7.75%, 09/01/20[b]	200	197,040
7.75%, 09/01/21[b]	200	196,040
7.75%, 09/01/22[b]	100	97,895
7.75%, 09/01/23[b]	225	219,139
7.75%, 09/01/24[b]	105	101,871
7.75%, 09/01/25[b]	205	198,378
7.75%, 09/01/26[b]	200	193,040
7.75%, 09/01/27[b]	100	96,270
Ukreximbank Via Biz Finance PLC
9.75%, 01/22/25[b]	200	194,000

		1,592,943
UNITED STATES — 2.25%
Argentine Republic Government International Bond
6.25%, 04/22/19[b]	300	318,000
6.88%, 04/22/21[b]	600	645,600
7.63%, 04/22/46[b]	300	319,500
Brazilian Government International Bond
8.75%, 02/04/25	100	129,250
Lebanese Republic
6.85%, 05/25/29	100	97,716

		1,510,066
VENEZUELA — 2.41%
Venezuela Government International Bond
6.00%, 12/09/20[b]	180	78,525
7.00%, 12/01/18[b]	150	80,250
7.00%, 03/31/38[b]	100	40,875
7.65%, 04/21/25[b]	183	77,775
7.75%, 10/13/19[b]	225	107,719
8.25%, 10/13/24[b]	300	130,125
9.00%, 05/07/23[b]	210	93,188
9.25%, 09/15/27	450	216,562
9.25%, 05/07/28[b]	240	106,200
9.38%, 01/13/34	135	59,906
11.75%, 10/21/26[b]	365	176,569
11.95%, 08/05/31[b]	470	225,012
12.75%, 08/23/22[b]	325	171,031
13.63%, 08/15/18	75	50,325

		1,614,062

10

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

July 31, 2016

Security	Principal or Shares (000s)	Value
VIETNAM — 0.32%
Vietnam Government International Bond
4.80%, 11/19/24[b]	$200	$213,613

		213,613

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $38,041,618)		38,410,263

SHORT-TERM INVESTMENTS — 1.55%

MONEY MARKET FUNDS — 1.55%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]	1,040	1,039,777

		1,039,777

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,039,777)		1,039,777

TOTAL INVESTMENTS IN SECURITIES — 99.23%
(Cost: $66,053,926)[f]		66,612,243
Other Assets, Less Liabilities — 0.77%		516,917

NET ASSETS — 100.00%		$67,129,160

VRN	— Variable Rate Note

[a]	Investments are denominated in U.S. dollars.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	Affiliated money market fund.
[f]	The cost of investments for federal income tax purposes was $66,360,263. Net unrealized appreciation was $251,980, of which $3,255,623 represented gross unrealized appreciation on securities and $3,003,643 represented gross unrealized depreciation on securities.

11

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

July 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$27,162,203	$—	$27,162,203
Foreign government obligations	—	38,410,263	—	38,410,263
Money market funds	1,039,777	—	—	1,039,777

Total	$1,039,777	$65,572,466	$—	$66,612,243

12

Schedule of Investments (Unaudited)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND ETF

July 31, 2016

Security		Principal (000s)	Value
FOREIGN GOVERNMENT OBLIGATIONS — 97.27%

BRAZIL — 13.51%
Brazil Letras do Tesouro Nacional
0.00%, 10/01/16	BRL	10,609	$3,207,110
0.00%, 01/01/17	BRL	60,803	17,803,764
0.00%, 07/01/17	BRL	14,686	4,051,707
0.00%, 01/01/18	BRL	19,028	4,964,866
0.00%, 07/01/18	BRL	11,912	2,942,992
0.00%, 01/01/19	BRL	31,557	7,392,731
Brazil Notas do Tesouro Nacional
Series F
10.00%, 01/01/18	BRL	389	116,372
10.00%, 01/01/19	BRL	13,208	3,916,302
10.00%, 01/01/21	BRL	24,326	7,064,382
10.00%, 01/01/23	BRL	14,551	4,143,925
10.00%, 01/01/25	BRL	30,350	8,552,602
10.00%, 01/01/27	BRL	6,168	1,728,638
Brazilian Government International Bond
8.50%, 01/05/24	BRL	500	138,055
10.25%, 01/10/28	BRL	1,420	431,065
12.50%, 01/05/22	BRL	1,633	533,615

			66,988,126
CHILE — 0.36%
Bonos del Banco Central de Chile en Pesos
4.50%, 04/01/20	CLP	220,000	341,394
4.50%, 06/01/20	CLP	510,000	791,124
6.00%, 02/01/21	CLP	220,000	362,321
Chile Government International Bond
5.50%, 08/05/20	CLP	173,000	280,441

			1,775,280
COLOMBIA — 4.18%
Colombia Government International Bond
7.75%, 04/14/21	COP	496,000	166,480
9.85%, 06/28/27	COP	2,058,000	801,847
Colombian TES
6.00%, 04/28/28	COP	12,669,000	3,577,833
7.00%, 09/11/19	COP	18,880,000	6,109,186
7.00%, 05/04/22	COP	5,322,000	1,705,086
7.50%, 08/26/26	COP	4,752,800	1,529,868
7.75%, 09/18/30	COP	4,050,000	1,316,498
10.00%, 07/24/24	COP	7,564,000	2,837,144
11.00%, 07/24/20	COP	4,602,300	1,687,317
11.25%, 10/24/18	COP	2,861,200	1,005,586

			20,736,845
CZECH REPUBLIC — 4.19%
Czech Republic Government Bond
0.85%, 03/17/18[a]	CZK	66,740	2,802,406
1.50%, 10/29/19[a]	CZK	24,930	1,082,205
3.75%, 09/12/20[a]	CZK	26,100	1,248,087
3.85%, 09/29/21[a]	CZK	33,810	1,677,024
4.00%, 04/11/17[a]	CZK	19,820	842,333

Security		Principal (000s)	Value
4.20%, 12/04/36[a]	CZK	16,780	$1,095,593
4.60%, 08/18/18[a]	CZK	15,850	718,628
4.70%, 09/12/22[a]	CZK	142,270	7,561,427
5.00%, 04/11/19[a]	CZK	33,270	1,564,150
5.70%, 05/25/24[a]	CZK	37,010	2,191,480

			20,783,333
HUNGARY — 3.85%
Hungary Government Bond
3.50%, 06/24/20	HUF	258,000	989,560
4.00%, 04/25/18	HUF	365,770	1,382,792
5.50%, 12/20/18	HUF	211,430	834,582
5.50%, 06/24/25	HUF	251,780	1,101,273
6.00%, 11/24/23	HUF	638,810	2,840,125
6.50%, 06/24/19	HUF	857,070	3,526,912
6.75%, 11/24/17	HUF	310,310	1,204,153
7.00%, 06/24/22	HUF	1,192,660	5,424,260
7.50%, 11/12/20	HUF	396,400	1,757,448

			19,061,105
INDONESIA — 4.37%
Indonesia Treasury Bond
5.63%, 05/15/23	IDR	19,436,000	1,371,715
6.63%, 05/15/33	IDR	20,316,000	1,426,812
7.00%, 05/15/22	IDR	10,666,000	816,197
7.88%, 04/15/19	IDR	48,530,000	3,812,449
8.25%, 06/15/32	IDR	53,542,000	4,412,080
8.38%, 03/15/24	IDR	13,138,000	1,086,868
8.38%, 09/15/26	IDR	6,000,000	504,965
8.38%, 03/15/34	IDR	8,274,000	685,052
8.75%, 02/15/44	IDR	2,000,000	170,714
9.00%, 03/15/29	IDR	4,000,000	347,692
9.50%, 07/15/31	IDR	33,570,000	3,030,898
10.00%, 07/15/17	IDR	3,100,000	244,182
10.00%, 09/15/24	IDR	5,860,000	526,364
10.00%, 02/15/28	IDR	9,815,000	909,483
10.50%, 07/15/38	IDR	4,860,000	483,974
11.00%, 11/15/20	IDR	11,664,000	1,024,395
11.00%, 09/15/25	IDR	8,485,000	812,613

			21,666,453
ISRAEL — 4.32%
Israel Government Bond — Fixed
1.75%, 08/31/25	ILS	4,970	1,313,228
2.25%, 05/31/19	ILS	4,169	1,151,158
4.00%, 01/31/18	ILS	10,084	2,797,732
4.25%, 03/31/23	ILS	21,341	6,697,706
5.00%, 01/31/20	ILS	6,909	2,095,743
5.50%, 02/28/17	ILS	5,850	1,582,288
5.50%, 01/31/22	ILS	3,150	1,029,634
5.50%, 01/31/42	ILS	3,246	1,265,837
6.00%, 02/28/19	ILS	6,028	1,811,937
6.25%, 10/30/26	ILS	4,450	1,660,502

			21,405,765
MALAYSIA — 4.29%
Malaysia Government Bond
3.26%, 03/01/18	MYR	11,300	2,809,690
3.48%, 03/15/23	MYR	4,500	1,104,863

13

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND ETF

July 31, 2016

Security		Principal (000s)	Value
3.49%, 03/31/20	MYR	3,449	$857,857
3.50%, 05/31/27	MYR	1,904	451,782
4.01%, 09/15/17	MYR	27,181	6,787,003
4.05%, 09/30/21	MYR	3,374	859,833
4.13%, 04/15/32	MYR	3,274	799,353
4.39%, 04/15/26	MYR	12,544	3,258,081
4.50%, 04/15/30	MYR	3,300	854,279
4.94%, 09/30/43	MYR	1,975	513,859
5.73%, 07/30/19	MYR	4,418	1,168,010
Malaysia Government Investment Issue
4.17%, 04/30/21	MYR	7,098	1,800,038

			21,264,648

MEXICO — 7.26%
Mexican Bonos
5.00%, 06/15/17	MXN	23,466	1,254,029
6.50%, 06/10/21	MXN	61,634	3,409,371
7.25%, 12/15/16	MXN	14,627	788,425
7.50%, 06/03/27	MXN	121,477	7,223,871
7.75%, 12/14/17	MXN	117,318	6,509,073
7.75%, 05/29/31	MXN	40,248	2,454,427
7.75%, 11/13/42	MXN	47,843	2,985,779
8.00%, 06/11/20	MXN	10,320	598,019
8.00%, 12/07/23	MXN	47,246	2,851,453
8.50%, 12/13/18	MXN	34,643	1,977,687
8.50%, 11/18/38	MXN	6,451	428,386
10.00%, 12/05/24	MXN	56,020	3,806,086
10.00%, 11/20/36	MXN	9,945	749,201
United Mexican States
6.50%, 06/09/22	MXN	16,799	931,051

			35,966,858

PERU — 1.51%
Peru Government Bond
5.70%, 08/12/24	PEN	4,995	1,505,954
6.85%, 02/12/42	PEN	1,510	476,687
6.90%, 08/12/37	PEN	2,481	798,258
6.95%, 08/12/31	PEN	778	253,096
7.84%, 08/12/20	PEN	3,092	1,009,687
8.20%, 08/12/26	PEN	9,713	3,429,778

			7,473,460

PHILIPPINES — 4.40%
Philippine Government Bond
2.13%, 05/23/18	PHP	3,700	78,264
2.88%, 05/22/17	PHP	26,500	565,916
3.38%, 08/20/20	PHP	66,000	1,434,712
3.50%, 03/20/21	PHP	11,000	239,763
3.63%, 09/09/25	PHP	82,600	1,808,223
3.88%, 11/22/19	PHP	194,220	4,278,570
4.00%, 12/06/22	PHP	36,140	811,412
4.13%, 08/20/24	PHP	50,000	1,127,754
4.63%, 09/09/40	PHP	118,800	2,760,442
5.00%, 08/18/18	PHP	27,950	619,979
6.38%, 01/19/22	PHP	15,408	383,045
7.00%, 03/31/17	PHP	23,140	507,415
8.00%, 07/19/31	PHP	45,500	1,492,460
8.13%, 12/16/35	PHP	49,777	1,610,519
8.50%, 11/29/32	PHP	45,430	1,506,230
Philippine Government International Bond
4.95%, 01/15/21	PHP	52,000	1,178,615
6.25%, 01/14/36	PHP	57,000	1,400,547

			21,803,866

Security		Principal (000s)	Value
POLAND — 3.99%
Poland Government Bond
1.50%, 04/25/20	PLN	6,690	$1,684,506
2.50%, 07/25/26	PLN	3,300	819,298
3.25%, 07/25/19	PLN	7,857	2,097,224
3.25%, 07/25/25	PLN	5,617	1,491,555
3.75%, 04/25/18	PLN	3,778	1,004,802
4.00%, 10/25/23	PLN	6,866	1,924,349
4.75%, 10/25/16	PLN	1,258	325,291
4.75%, 04/25/17	PLN	10,593	2,782,600
5.25%, 10/25/20	PLN	3,121	902,798
5.50%, 10/25/19	PLN	3,477	993,297
5.75%, 09/23/22	PLN	18,914	5,772,291

			19,798,011

ROMANIA — 2.73%
Romania Government Bond
4.75%, 06/24/19	RON	11,565	3,149,262
5.60%, 11/28/18	RON	11,380	3,131,294
5.80%, 07/26/27	RON	3,750	1,133,231
5.85%, 04/26/23	RON	11,930	3,550,214
5.90%, 07/26/17	RON	1,710	450,311
6.75%, 06/11/17	RON	2,560	674,741
Romanian Government International Bond
4.75%, 08/29/16	RON	5,820	1,463,568

			13,552,621

RUSSIA — 4.32%
Russian Federal Bond — OFZ
6.70%, 05/15/19	RUB	70,187	1,003,458
6.80%, 12/11/19	RUB	144,334	2,057,428
6.90%, 08/03/16	RUB	27,000	407,542
7.00%, 01/25/23	RUB	482,528	6,771,846
7.05%, 01/19/28	RUB	60,500	826,884
7.40%, 04/19/17	RUB	133,861	1,993,587
7.40%, 06/14/17	RUB	6,786	100,764
7.50%, 03/15/18	RUB	112,673	1,665,730
7.50%, 02/27/19	RUB	84,000	1,228,488
7.60%, 04/14/21	RUB	227,127	3,305,403
8.15%, 02/03/27	RUB	101,366	1,509,732
Russian Foreign Bond — Eurobond
7.85%, 03/10/18[a]	RUB	35,000	518,573

			21,389,435

SOUTH AFRICA — 4.54%
South Africa Government Bond
6.25%, 03/31/36	ZAR	53,669	2,840,202
6.50%, 02/28/41	ZAR	16,785	885,583
6.75%, 03/31/21	ZAR	10,140	693,430
7.25%, 01/15/20	ZAR	16,428	1,160,542
8.00%, 12/21/18	ZAR	7,690	557,876
8.00%, 01/31/30	ZAR	102,727	6,819,905
8.25%, 09/15/17	ZAR	15,082	1,096,132
8.50%, 01/31/37	ZAR	17,880	1,197,391

8.75%, 02/28/48	ZAR	36,832	2,491,733

14

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND ETF

July 31, 2016

Security		Principal (000s)	Value
10.50%, 12/21/26	ZAR	56,270	$4,567,114
13.50%, 09/15/16	ZAR	2,667	193,522

			22,503,430
SOUTH KOREA — 20.72%
Korea Monetary Stabilization Bond
1.71%, 04/02/17	KRW	7,096,220	6,353,497
1.96%, 02/02/17	KRW	2,560,000	2,293,407
2.07%, 12/02/16	KRW	2,400,000	2,148,462
2.22%, 10/02/16	KRW	6,740,000	6,026,498
2.46%, 08/02/16	KRW	925,080	825,878
Korea Treasury Bond
2.75%, 09/10/17	KRW	15,242,810	13,831,270
2.75%, 03/10/18	KRW	238,000	217,505
2.75%, 12/10/44	KRW	2,777,110	3,197,240
3.00%, 12/10/42	KRW	7,335,190	8,701,514
3.13%, 03/10/19	KRW	5,501,050	5,146,722
3.50%, 03/10/17	KRW	5,559,830	5,030,675
3.50%, 03/10/24	KRW	2,360,280	2,435,736
3.75%, 06/10/22	KRW	4,314,000	4,384,748
3.75%, 12/10/33	KRW	4,461,410	5,369,384
4.00%, 12/10/31	KRW	3,299,000	3,969,933
4.25%, 06/10/21	KRW	5,356,000	5,450,243
4.75%, 12/10/30	KRW	3,111,860	3,963,840
5.00%, 09/10/16	KRW	3,983,900	3,570,839
5.00%, 06/10/20	KRW	2,626,680	2,674,704
5.25%, 03/10/27	KRW	5,900,000	7,258,504
5.50%, 09/10/17	KRW	2,179,600	2,036,272
5.50%, 12/10/29	KRW	1,234,790	1,644,487
5.75%, 09/10/18	KRW	6,318,680	6,167,165

			102,698,523
THAILAND — 4.42%
Thailand Government Bond
3.58%, 12/17/27	THB	201,892	6,542,680
3.65%, 12/17/21	THB	30,650	966,087
3.78%, 06/25/32	THB	29,808	990,476
3.80%, 06/14/41	THB	4,988	170,547
3.85%, 12/12/25	THB	103,479	3,421,492
3.88%, 06/13/19	THB	58,450	1,786,492
4.13%, 11/18/16	THB	32,522	941,046
4.26%, 12/12/37[a]	THB	8,170	295,410
4.68%, 06/29/44	THB	3,500	140,392
4.85%, 06/17/61	THB	14,748	597,305
4.88%, 06/22/29	THB	49,500	1,820,372
5.13%, 03/13/18	THB	70,588	2,141,108
5.67%, 03/13/28	THB	16,395	629,125
6.15%, 07/07/26	THB	37,899	1,468,562

			21,911,094
TURKEY — 4.31%
Turkey Government Bond
6.30%, 02/14/18	TRY	18,412	5,932,031
8.00%, 03/12/25	TRY	4,540	1,383,901
8.50%, 07/10/19	TRY	6,818	2,236,830
8.50%, 09/14/22	TRY	17,630	5,632,757
8.80%, 09/27/23	TRY	4,703	1,514,903
9.00%, 03/08/17	TRY	4,492	1,502,344
9.00%, 07/24/24	TRY	4,123	1,341,245
10.50%, 01/15/20	TRY	2,113	734,609

Security		Principal or Shares (000s)	Value
10.60%, 02/11/26	TRY	3,000	$1,074,428

			21,353,048

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $495,857,104)			482,131,901

SHORT-TERM INVESTMENTS — 0.15%

MONEY MARKET FUNDS — 0.15%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[b,c]		733	733,437

			733,437

TOTAL SHORT-TERM INVESTMENTS
(Cost: $733,437)			733,437

TOTAL INVESTMENTS IN SECURITIES — 97.42%
(Cost: $496,590,541)[d]			482,865,338
Other Assets, Less Liabilities — 2.58%			12,773,096

NET ASSETS — 100.00%			$495,638,434

BRL	— Brazilian Real
CLP	— Chilean Peso
COP	— Colombian Peso
CZK	— Czech Koruna
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PEN	— Peru Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— Romanian Leu
RUB	— New Russian Ruble
THB	— Thai Baht
TRY	— Turkish Lira
ZAR	— South African Rand

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $501,237,361. Net unrealized depreciation was $18,372,023, of which $16,515,705 represented gross unrealized appreciation on securities and $34,887,728 represented gross unrealized depreciation on securities.

15

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND ETF

July 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Foreign government obligations	$—	$482,131,901	$—	$482,131,901
Money market funds	733,437	—	—	733,437

Total	$733,437	$482,131,901	$—	$482,865,338

16

Schedule of Investments (Unaudited)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2016

Security		Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.18%

AUSTRALIA — 0.44%
FMG Resources August 2006 Pty Ltd.
6.88%, 04/01/22 (Call 04/01/17)[a]	USD	65	$63,405
9.75%, 03/01/22 (Call 03/01/18)[a,b]	USD	175	196,437
Origin Energy Finance Ltd.
VRN, (5 year EUR Swap + 3.670%)
4.00%, 09/16/74 (Call 09/16/19)[c]	EUR	100	96,881
Santos Finance Ltd.
VRN, (3 mo. Euribor + 6.851%)
8.25%, 09/22/70 (Call 09/22/17)	EUR	100	111,383

			468,106

AUSTRIA — 0.21%
Raiffeisen Bank International AG
6.63%, 05/18/21	EUR	100	120,098
VRN, (5 year EUR Swap + 3.300%)
4.50%, 02/21/25 (Call 02/21/20)[c]	EUR	100	98,589

			218,687

BELGIUM — 0.13%
Barry Callebaut Services NV
5.63%, 06/15/21[c]	EUR	100	135,970

			135,970

BERMUDA — 0.06%
Weatherford International Ltd.
8.25%, 06/15/23 (Call 03/15/23)[b]	USD	70	65,275

			65,275

CANADA — 3.35%
1011778 BC ULC/New Red Finance Inc.
4.63%, 01/15/22 (Call 10/01/17)[a]	USD	100	103,375
6.00%, 04/01/22 (Call 10/01/17)[a,b]	USD	225	235,969
Air Canada
6.75%, 10/01/19 (Call 10/01/16)[a]	USD	50	51,937
7.63%, 10/01/19 (Call 10/01/16)[a]	CAD	25	20,010
7.75%, 04/15/21[a]	USD	25	26,125
Athabasca Oil Corp.
7.50%, 11/19/17 (Call 08/29/16)[c]	CAD	50	37,959
Baytex Energy Corp.
6.63%, 07/19/22 (Call 07/19/17)	CAD	50	33,933
Bombardier Inc.
4.75%, 04/15/19[a]	USD	50	49,125
5.50%, 09/15/18[a]	USD	100	100,645
5.75%, 03/15/22[a]	USD	50	43,825
6.00%, 10/15/22 (Call 04/15/17)[a]	USD	100	88,250
6.13%, 05/15/21[c]	EUR	100	111,897
6.13%, 01/15/23[a]	USD	150	130,522
7.50%, 03/15/18[a]	USD	50	52,000
7.50%, 03/15/25 (Call 03/15/20)[a]	USD	125	109,439
7.75%, 03/15/20[a,b]	USD	50	50,588
Brookfield Residential Properties Inc.
6.13%, 05/15/23 (Call 05/15/18)[a]	CAD	50	37,288
6.50%, 12/15/20 (Call 08/29/16)[a,b]	USD	50	50,953

Security		Principal (000s)	Value
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.13%, 07/01/22 (Call 07/01/17)[a]	USD	25	$24,713
Canadian Energy Services & Technology Corp.
7.38%, 04/17/20 (Call 04/17/17)	CAD	25	18,428
Cascades Inc.
5.50%, 07/15/21 (Call 07/15/17)[a]	CAD	25	19,333
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	USD	50	46,388
3.80%, 09/15/23 (Call 06/15/23)	USD	50	47,931
5.70%, 10/15/19	USD	100	106,308
Concordia International Corp.
7.00%, 04/15/23 (Call 04/15/18)[a]	USD	50	41,250
9.50%, 10/21/22 (Call 12/15/18)[a,b]	USD	75	68,629
Cott Beverages Inc.
5.38%, 07/01/22 (Call 07/01/17)	USD	50	51,321
6.75%, 01/01/20 (Call 01/01/17)	USD	50	52,500
Cott Finance Corp.
5.50%, 07/01/24 (Call 07/01/19)[c]	EUR	100	118,107
Gateway Casinos & Entertainment Ltd.
8.50%, 11/26/20 (Call 11/26/16)[a]	CAD	25	18,021
Gibson Energy Inc.
5.38%, 07/15/22 (Call 07/15/17)[a]	CAD	50	36,425
Great Canadian Gaming Corp.
6.63%, 07/25/22 (Call 07/25/17)[a]	CAD	50	39,780
Jupiter Resources Inc.
8.50%, 10/01/22 (Call 10/01/17)[a,b]	USD	125	93,750
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)	USD	50	51,125
5.95%, 03/15/24 (Call 12/15/23)	USD	5	5,117
Lundin Mining Corp.
7.50%, 11/01/20 (Call 11/01/17)[a,b]	USD	50	52,777
7.88%, 11/01/22 (Call 11/01/18)[a]	USD	25	26,563
Mattamy Group Corp.
6.88%, 11/15/20 (Call 08/29/16)[a]	CAD	50	38,342
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/17)[a]	USD	75	52,887
6.50%, 03/15/21 (Call 08/29/16)[a]	USD	75	55,875
7.00%, 03/31/24 (Call 09/30/18)[a]	USD	100	72,500
Newalta Corp. Series 2
7.75%, 11/14/19 (Call 08/29/16)	CAD	22	14,818
NOVA Chemicals Corp.
5.00%, 05/01/25 (Call 01/31/25)[a]	USD	50	50,780
5.25%, 08/01/23 (Call 08/01/18)[a,b]	USD	50	51,312
Open Text Corp.
5.88%, 06/01/26 (Call 06/01/21)[a]	USD	100	103,939
Paramount Resources Ltd.
7.63%, 12/04/19 (Call 08/18/16)	CAD	50	39,684
Parkland Fuel Corp.
6.00%, 11/21/22 (Call 11/21/17)	CAD	50	39,205
Postmedia Network Inc.
8.25%, 08/16/17 (Call 08/29/16)[a]	CAD	20	13,906
Precision Drilling Corp.
5.25%, 11/15/24 (Call 05/15/19)	USD	25	20,050
6.63%, 11/15/20 (Call 08/29/16)	USD	50	45,928
Quebecor Media Inc.
5.75%, 01/15/23	USD	100	103,944
6.63%, 01/15/23[a]	CAD	50	40,259
7.38%, 01/15/21 (Call 08/29/16)	CAD	50	39,780
Russel Metals Inc.
6.00%, 04/19/22 (Call 04/19/17)[a]	CAD	25	19,255

17

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2016

Security		Principal (000s)	Value
Seven Generations Energy Ltd.
6.75%, 05/01/23 (Call 05/01/18)[a,b]	USD	25	$25,179
Superior Plus LP
6.50%, 12/09/21 (Call 12/09/17)	CAD	25	19,746
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)	USD	100	81,750
4.50%, 01/15/21 (Call 10/15/20)	USD	50	45,250
4.75%, 01/15/22 (Call 10/15/21)	USD	50	44,563
8.00%, 06/01/21 (Call 06/01/18)[a]	USD	30	31,950
8.50%, 06/01/24 (Call 06/01/19)[a]	USD	50	54,375
Trilogy Energy Corp.
7.25%, 12/13/19 (Call 08/29/16)	CAD	25	18,117
Videotron Ltd.
5.00%, 07/15/22	USD	75	77,062
5.38%, 06/15/24 (Call 03/15/24)[a]	USD	50	51,625
5.63%, 06/15/25 (Call 03/15/25)	CAD	25	19,618
5.75%, 01/15/26 (Call 09/15/20)[c]	CAD	25	19,554
Yellow Pages Digital & Media Solutions Ltd.
9.25%, 11/30/18 (Call 08/29/16)	CAD	33	26,367

			3,569,926

DENMARK — 0.10%
TDC A/S VRN, (5 year EUR Swap + 3.110%)
3.50%, 02/26/49 (Call 02/26/21)[c]	EUR	100	106,068

			106,068

FINLAND — 0.18%
Nokia OYJ
5.38%, 05/15/19[b]	USD	75	81,008
Outokumpu OYJ
7.25%, 06/16/21 (Call 06/16/18)[c]	EUR	100	114,062

			195,070

FRANCE — 3.85%
3AB Optique Developpement SAS
5.63%, 04/15/19 (Call 08/29/16)[c]	EUR	100	111,944
Areva SA
3.25%, 09/04/20[c]	EUR	100	95,890
3.50%, 03/22/21	EUR	100	95,120
4.63%, 10/05/17[c]	EUR	100	110,285
4.88%, 09/23/24	EUR	100	96,785
Casino Guichard Perrachon SA
2.80%, 08/05/26 (Call 05/05/26)[c]	EUR	100	121,174
3.31%, 01/25/23[c]	EUR	100	124,977
CMA CGM SA
8.75%, 12/15/18 (Call 08/29/16)[c]	EUR	100	104,934
ContourGlobal Power Holdings SA
5.13%, 06/15/21 (Call 06/15/18)[c]	EUR	100	115,131
Credit Agricole SA VRN, (3 mo. LIBOR US + 6.982%)
8.38%, 10/29/49 (Call 10/13/19)[a]	USD	100	112,612
Elis SA
3.00%, 04/30/22 (Call 04/30/18)[c]	EUR	100	113,943
Faurecia
3.13%, 06/15/22 (Call 06/15/18)[c]	EUR	100	114,236
Groupama SA VRN, (3 mo. Euribor + 5.360%)
7.88%, 10/27/39 (Call 10/27/19)	EUR	100	118,684

Security		Principal (000s)	Value
Holding Medi-Partenaires SAS
7.00%, 05/15/20 (Call 08/08/16)[c]	EUR	100	$117,356
Loxam SAS
4.88%, 07/23/21 (Call 07/23/17)[c]	EUR	100	117,440
Nexans SA
3.25%, 05/26/21 (Call 02/26/21)[c]	EUR	100	117,900
Peugeot SA
6.50%, 01/18/19[c]	EUR	100	128,297
7.38%, 03/06/18[c]	EUR	100	124,246
Rexel SA
3.50%, 06/15/23 (Call 06/15/19)[c]	EUR	100	114,525
SFR Group SA
5.38%, 05/15/22 (Call 05/15/17)[c]	EUR	100	115,157
5.63%, 05/15/24 (Call 05/15/19)[c]	EUR	100	113,881
6.00%, 05/15/22 (Call 05/15/17)[a]	USD	400	391,000
6.25%, 05/15/24 (Call 05/15/19)[a]	USD	200	192,000
7.38%, 05/01/26 (Call 05/01/21)[a]	USD	400	399,000
SGD Group SAS
5.63%, 05/15/19 (Call 08/08/16)[c]	EUR	100	114,653
SPCM SA
2.88%, 06/15/23 (Call 06/15/18)[c]	EUR	100	111,352
Synlab Bondco PLC
6.25%, 07/01/22 (Call 07/01/18)[c]	EUR	150	178,878
Tereos Finance Groupe I SA
4.13%, 06/16/23 (Call 03/16/23)[c]	EUR	100	112,345
Vallourec SA
3.25%, 08/02/19	EUR	100	107,003
WFS Global Holding SAS
9.50%, 07/15/22 (Call 07/15/18)[c]	EUR	100	104,848

			4,095,596

GERMANY — 3.97%
Deutsche Lufthansa AG VRN, (5 year EUR Swap + 4.783%)
5.13%, 08/12/75 (Call 02/12/21)[c]	EUR	100	118,718
Douglas GmbH
6.25%, 07/15/22 (Call 07/15/18)[c]	EUR	100	121,623
FMC Finance VIII SA
5.25%, 07/31/19[c]	EUR	100	127,245
Fresenius Finance BV
3.00%, 02/01/21[c]	EUR	100	122,606
4.00%, 02/01/24[c]	EUR	100	133,572
Fresenius Medical Care U.S. Finance II Inc.
4.13%, 10/15/20 (Call 07/17/20)[a]	USD	50	52,581
4.75%, 10/15/24 (Call 07/17/24)[a]	USD	50	53,250
5.63%, 07/31/19[a]	USD	100	109,975
5.88%, 01/31/22[a]	USD	50	56,375
Fresenius Medical Care U.S. Finance Inc.
5.75%, 02/15/21[a,b]	USD	75	84,469
Hapag-Lloyd AG
7.75%, 10/01/18 (Call 08/29/16)[c]	EUR	100	114,212
HeidelbergCement AG
2.25%, 03/30/23 (Call 12/30/22)[c]	EUR	75	87,660
HeidelbergCement Finance Luxembourg SA
3.25%, 10/21/21[c]	EUR	150	185,434
8.50%, 10/31/19[c]	EUR	100	139,789
9.50%, 12/15/18[c]	EUR	50	67,904
Norddeutsche Landesbank Girozentrale
6.00%, 06/29/20	EUR	50	59,253
Phoenix PIB Dutch Finance BV
3.13%, 05/27/20[c]	EUR	100	120,312

18

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2016

Security		Principal (000s)	Value
ProGroup AG
5.13%, 05/01/22 (Call 05/01/18)[c]	EUR	100	$119,241
RWE AG VRN, (5 year EUR Swap + 2.643%)
2.75%, 04/21/75 (Call 10/21/20)[c]	EUR	100	97,454
Schaeffler Finance BV
3.25%, 05/15/25 (Call 05/15/20)[c]	EUR	100	118,573
3.50%, 05/15/22 (Call 05/15/17)[c]	EUR	100	115,515
4.75%, 05/15/21 (Call 08/29/16)[a]	USD	200	206,194
ThyssenKrupp AG
1.75%, 11/25/20 (Call 08/25/20)[c]	EUR	75	85,142
2.50%, 02/25/25[c]	EUR	100	113,167
2.75%, 03/08/21 (Call 12/08/20)[c]	EUR	100	117,094
4.00%, 08/27/18	EUR	175	208,494
Trionista TopCo GmbH
6.88%, 04/30/21 (Call 08/29/16)[c]	EUR	100	117,761
Unitymedia GmbH
3.75%, 01/15/27 (Call 01/15/21)[c]	EUR	100	105,795
6.13%, 01/15/25 (Call 01/15/20)[a,b]	USD	200	211,250
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
4.63%, 02/15/26 (Call 02/15/21)[c]	EUR	100	118,385
5.50%, 09/15/22 (Call 09/15/17)[c]	EUR	81	96,447
5.63%, 04/15/23 (Call 04/15/18)[c]	EUR	80	95,830
ZF North America Capital Inc.
2.75%, 04/27/23[c]	EUR	200	235,559
4.50%, 04/29/22[a]	USD	150	155,769
4.75%, 04/29/25[a]	USD	150	156,843

			4,229,491

GREECE — 0.22%
OTE PLC
3.50%, 07/09/20[c]	EUR	100	112,145
7.88%, 02/07/18[c]	EUR	100	120,400

			232,545

INDIA — 0.11%
Samvardhana Motherson Automotive Systems Group BV
4.13%, 07/15/21 (Call 07/15/17)[c]	EUR	100	114,271

			114,271

IRELAND — 0.93%
Allied Irish Banks PLC VRN, (5 year EUR Swap + 3.950%)
4.13%, 11/26/25 (Call 11/26/20)[c]	EUR	100	106,802
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.25%, 01/15/22 (Call 06/30/17)[c]	EUR	100	115,322
6.25%, 01/31/19 (Call 08/29/16)[a]	USD	200	204,055
6.75%, 05/15/24 (Call 05/15/19)[c]	EUR	100	117,085
7.25%, 05/15/24 (Call 05/15/19)[a]	USD	200	211,000
Bank of Ireland VRN, (5 year EUR Swap + 3.550%)
4.25%, 06/11/24 (Call 06/11/19)[c]	EUR	100	111,392
Smurfit Kappa Acquisitions
4.13%, 01/30/20[c]	EUR	100	122,727

			988,383

Security		Principal (000s)	Value
ITALY — 5.13%
Astaldi SpA
7.13%, 12/01/20 (Call 12/01/16)[c]	EUR	100	$110,434
Autostrada Brescia Verona Vicenza Padova SpA
2.38%, 03/20/20[c]	EUR	100	117,144
Banca Monte dei Paschi di Siena SpA
3.63%, 04/01/19[c]	EUR	100	111,597
5.00%, 04/21/20[c]	EUR	50	43,675
Banca Popolare di Milano Scarl
7.13%, 03/01/21[c]	EUR	100	118,110
Banca Popolare di Vicenza
2.75%, 03/20/20[c]	EUR	100	101,204
Banco Popolare SC
2.38%, 01/22/18[c]	EUR	100	113,091
2.75%, 07/27/20[c]	EUR	100	114,059
3.50%, 03/14/19[c]	EUR	100	115,631
6.00%, 11/05/20[c]	EUR	100	114,777
Buzzi Unicem SpA
2.13%, 04/28/23 (Call 01/28/23)[c]	EUR	100	113,358
Enel SpA VRN, (5 year EUR Swap + 3.648%)
5.00%, 01/15/75 (Call 01/15/20)[c]	EUR	100	119,495
VRN, (5 year EUR Swap + 5.242%)
6.50%, 01/10/74 (Call 01/10/19)[c]	EUR	100	121,791
Intesa Sanpaolo SpA
2.86%, 04/23/25[c]	EUR	100	111,195
3.93%, 09/15/26[c]	EUR	100	116,429
5.00%, 09/23/19[c]	EUR	150	183,705
5.15%, 07/16/20	EUR	100	125,340
6.63%, 09/13/23[c]	EUR	100	133,851
Italcementi Finance SA
6.63%, 03/19/20[c]	EUR	100	133,113
Leonardo-Finmeccanica SpA
4.50%, 01/19/21	EUR	100	127,104
Mediobanca SpA
5.75%, 04/18/23	EUR	100	126,726
Telecom Italia Capital SA
7.00%, 06/04/18	USD	100	108,504
Telecom Italia SpA
4.00%, 01/21/20[c]	EUR	100	122,580
5.25%, 02/10/22[c]	EUR	100	131,827
6.13%, 12/14/18	EUR	100	126,189
Telecom Italia SpA/Milano
3.25%, 01/16/23[c]	EUR	100	121,524
3.63%, 01/19/24[c]	EUR	100	121,546
3.63%, 05/25/26[c]	EUR	100	118,926
5.30%, 05/30/24[a]	USD	200	202,250
5.38%, 01/29/19[c]	EUR	100	124,755
6.38%, 06/24/19	GBP	50	74,365
UniCredit SpA
6.70%, 06/05/18[c]	EUR	100	120,237
6.95%, 10/31/22[c]	EUR	200	253,819
VRN, (5 year EUR Swap + 4.100%)
5.75%, 10/28/25 (Call 10/28/20)[c]	EUR	100	116,734
Unione di Banche Italiane SpA VRN, (5 year EUR Swap + 4.182%)
1.00%, 05/05/26 (Call 05/05/21)[c]	EUR	100	110,725
Unipol Gruppo Finanziario SpA
3.00%, 03/18/25[c]	EUR	115	127,158
Veneto Banca SCPA
4.00%, 01/20/17[c]	EUR	100	110,707
Wind Acquisition Finance SA
4.00%, 07/15/20 (Call 08/08/16)[c]	EUR	350	393,410
4.75%, 07/15/20 (Call 08/29/16)[a]	USD	200	199,500
7.00%, 04/23/21 (Call 04/23/17)[c]	EUR	100	111,314
7.38%, 04/23/21 (Call 04/23/17)[a]	USD	200	198,500

			5,466,399

19

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)		Value
JAPAN — 0.54%
SoftBank Group Corp.
4.00%, 07/30/22 (Call 04/30/22)[c]	EUR	100	$120,100
4.50%, 04/15/20[a,b]	USD	200	206,894
4.63%, 04/15/20[c]	EUR	100	123,118
5.25%, 07/30/27 (Call 04/30/27)[c]	EUR	100	122,925

			573,037

LUXEMBOURG — 3.96%
Altice Financing SA
5.25%, 02/15/23 (Call 02/15/18)[c]	EUR	100	114,535
6.50%, 01/15/22 (Call 12/15/16)[a]	USD	200	206,000
6.63%, 02/15/23 (Call 02/15/18)[a]	USD	200	200,000
7.50%, 05/15/26 (Call 05/15/21)[a]	USD	200	201,638
Altice Luxembourg SA
6.25%, 02/15/25 (Call 02/15/20)[c]	EUR	100	103,855
7.25%, 05/15/22 (Call 05/15/17)[c]	EUR	200	226,003
7.63%, 02/15/25 (Call 02/15/20)[a,b]	USD	200	197,278
7.75%, 05/15/22 (Call 05/15/17)[a]	USD	200	202,812
ArcelorMittal
2.88%, 07/06/20[c]	EUR	100	113,496
3.00%, 03/25/19[c]	EUR	100	115,819
3.13%, 01/14/22[c]	EUR	100	112,068
5.88%, 11/17/17[c]	EUR	50	59,557
6.13%, 06/01/18	USD	100	105,298
6.13%, 06/01/25[b]	USD	50	52,791
6.25%, 08/05/20	USD	75	78,255
6.50%, 03/01/21	USD	150	157,500
7.25%, 02/25/22[b]	USD	100	109,500
10.85%, 06/01/19	USD	100	117,730
Garfunkelux Holdco 3 SA
8.50%, 11/01/22 (Call 11/01/18)[c]	GBP	100	132,081
INEOS Group Holdings SA
5.38%, 08/01/24 (Call 08/01/19)[c]	EUR	100	110,693
5.63%, 08/01/24 (Call 08/01/19)[a]	USD	200	197,500
6.13%, 08/15/18 (Call 08/24/16)[a]	USD	200	203,480
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)	USD	200	130,604
7.25%, 04/01/19 (Call 08/29/16)	USD	150	111,850
7.25%, 10/15/20 (Call 08/29/16)	USD	200	145,000
7.50%, 04/01/21 (Call 08/29/16)	USD	100	71,250
8.00%, 02/15/24 (Call 02/15/19)[a,b]	USD	100	95,625
Intelsat Luxembourg SA
6.75%, 06/01/18 (Call 06/01/17)[b]	USD	50	30,750
7.75%, 06/01/21 (Call 06/01/17)	USD	150	34,440
8.13%, 06/01/23 (Call 06/01/18)	USD	75	17,448
Matterhorn Telecom SA
3.88%, 05/01/22 (Call 05/01/18)[c]	EUR	100	110,244
SIG Combibloc Holdings SCA
7.75%, 02/15/23 (Call 02/15/18)[c]	EUR	100	119,279
Swissport Investments SA
6.75%, 12/15/21 (Call 06/15/18)[c]	EUR	100	113,463
Telenet Finance VI Luxembourg SCA
4.88%, 07/15/27 (Call 07/15/21)[c]	EUR	100	116,291

			4,214,133

Security	Principal (000s)		Value
NETHERLANDS — 1.76%
Constellium NV
7.88%, 04/01/21 (Call 04/01/18)[a]	USD	250	$261,875
LGE HoldCo VI BV
7.13%, 05/15/24 (Call 05/15/19)[c]	EUR	100	126,175
Lincoln Finance Ltd.
6.88%, 04/15/21 (Call 04/15/18)[c]	EUR	100	120,621
Neptune Finco Corp.
10.13%, 01/15/23 (Call 01/15/19)[a]	USD	200	229,250
NXP BV/NXP Funding LLC
4.13%, 06/15/20[a]	USD	200	206,000
4.13%, 06/01/21[a,b]	USD	200	206,000
Sensata Technologies BV
4.88%, 10/15/23[a]	USD	25	25,680
5.00%, 10/01/25[a,b]	USD	150	154,500
5.63%, 11/01/24[a]	USD	50	53,000
UPC Holding BV
6.38%, 09/15/22 (Call 09/15/17)[c]	EUR	100	119,811
6.75%, 03/15/23 (Call 03/15/18)[c]	EUR	100	120,981
UPCB Finance V Ltd.
7.25%, 11/15/21 (Call 08/24/16)[a]	USD	135	141,353
Ziggo Secured Finance BV
3.75%, 01/15/25 (Call 01/15/20)[c]	EUR	100	111,849

			1,877,095

NEW ZEALAND — 0.87%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.13%, 07/15/23 (Call 07/15/19)[a]	USD	145	149,531
5.75%, 10/15/20 (Call 08/29/16)	USD	350	361,134
6.88%, 02/15/21 (Call 08/29/16)	USD	100	103,750
7.00%, 07/15/24 (Call 07/15/19)[a,b]	USD	50	52,813
8.25%, 02/15/21 (Call 08/29/16)	USD	100	103,938
9.88%, 08/15/19 (Call 08/29/16)	USD	150	154,500

			925,666

NORWAY — 0.11%
Lock AS
7.00%, 08/15/21 (Call 08/15/17)[c]	EUR	100	117,209

			117,209

PORTUGAL — 0.11%
EDP — Energias de Portugal SA VRN, (5 year EUR Swap + 5.043%)
5.38%, 09/16/75 (Call 03/16/21)[c]	EUR	100	113,675

			113,675

SPAIN — 1.30%
Banco de Sabadell SA
5.63%, 05/06/26[c]	EUR	100	114,032
6.25%, 04/26/20	EUR	50	61,695
Bankia SA VRN, (5 year EUR Swap + 3.166%)
4.00%, 05/22/24 (Call 05/22/19)[c]	EUR	100	109,429
BPE Financiaciones SA
2.00%, 02/03/20[c]	EUR	100	111,767
CaixaBank SA VRN, (5 year EUR Swap + 3.950%)
5.00%, 11/14/23 (Call 11/14/18)[c]	EUR	100	117,595

20

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)		Value
Campofrio Food Group SA
3.38%, 03/15/22 (Call 03/15/18)[c]	EUR	100	$115,232
Cellnex Telecom SAU
3.13%, 07/27/22[c]	EUR	100	118,094
Cirsa Funding Luxembourg SA
5.88%, 05/15/23 (Call 05/15/18)[c]	EUR	100	115,539
Grifols Worldwide Operations Ltd.
5.25%, 04/01/22 (Call 04/01/17)	USD	200	208,500
Grupo Antolin Dutch BV
5.13%, 06/30/22 (Call 06/30/18)[c]	EUR	100	118,892
Grupo Isolux Corsan Finance BV
6.63%, 04/15/21 (Call 04/15/17)[c]	EUR	100	20,129
Obrascon Huarte Lain SA
4.75%, 03/15/22 (Call 03/15/18)[c]	EUR	100	78,193
Repsol International Finance BV VRN, (10 year EUR Swap + 4.200%)
4.50%, 03/25/75 (Call 03/25/25)[c]	EUR	100	97,162

			1,386,259

SWEDEN — 0.22%
Verisure Holding AB
6.00%, 11/01/22 (Call 11/01/18)[c]	EUR	100	121,063
Volvo Treasury AB VRN, (5 year EUR Swap + 3.797%)
4.20%, 06/10/75 (Call 06/10/20)[c]	EUR	100	114,600

			235,663

SWITZERLAND — 0.22%
Dufry Finance SCA
4.50%, 07/15/22 (Call 07/15/17)[c]	EUR	100	118,024
LKQ Italia Bondco SpA
3.88%, 04/01/24 (Call 01/01/24)[c]	EUR	100	118,227

			236,251

UNITED KINGDOM — 6.72%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 08/29/16)[a]	USD	200	173,385
Alliance Automotive Finance PLC
6.25%, 12/01/21 (Call 11/19/17)[c]	EUR	100	120,331
Anglo American Capital PLC
2.75%, 06/07/19[c]	EUR	100	113,487
2.88%, 11/20/20[c]	EUR	100	110,471
3.25%, 04/03/23[c]	EUR	100	107,411
3.50%, 03/28/22[c]	EUR	100	110,866
3.63%, 05/14/20[a]	USD	200	194,500
4.13%, 04/15/21[a]	USD	200	193,792
Arqiva Broadcast Finance PLC
9.50%, 03/31/20 (Call 09/30/16)[c]	GBP	100	143,562
Ashtead Capital Inc.
6.50%, 07/15/22 (Call 07/15/17)[a]	USD	200	211,000
Boparan Finance PLC
5.50%, 07/15/21 (Call 07/15/17)[c]	GBP	100	123,219
Case New Holland Industrial Inc.
7.88%, 12/01/17	USD	150	160,873
CNH Industrial Finance Europe SA
2.75%, 03/18/19[c]	EUR	100	115,689
2.88%, 09/27/21[c]	EUR	100	116,869
6.25%, 03/09/18[c]	EUR	100	121,367
Co-Operative Bank PLC/United Kingdom
5.13%, 09/20/17	GBP	50	60,749

Security	Principal (000s)		Value
EC Finance PLC
5.13%, 07/15/21 (Call 01/15/17)[c]	EUR	100	$115,674
Fiat Chrysler Automobiles NV
3.75%, 03/29/24[c]	EUR	100	114,598
5.25%, 04/15/23[b]	USD	200	202,000
Fiat Chrysler Finance Europe
4.75%, 03/22/21[c]	EUR	100	122,326
4.75%, 07/15/22[c]	EUR	100	122,234
6.63%, 03/15/18[c]	EUR	100	121,022
6.75%, 10/14/19[c]	EUR	100	128,100
7.38%, 07/09/18	EUR	100	124,042
Ineos Finance PLC
4.00%, 05/01/23 (Call 05/01/18)[c]	EUR	100	113,429
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 05/15/17)[a,b]	USD	100	92,980
Interoute Finco PLC
7.38%, 10/15/20 (Call 10/15/17)[c]	EUR	100	121,208
Jaguar Land Rover Automotive PLC
3.50%, 03/15/20 (Call 12/15/19)[a,b]	USD	200	202,100
3.88%, 03/01/23[c]	GBP	100	133,515
New Look Secured Issuer PLC
6.50%, 07/01/22 (Call 06/24/18)[c]	GBP	100	124,963
Noble Holding International Ltd.
4.90%, 08/01/20	USD	50	42,813
6.95%, 04/01/25 (Call 01/01/25)[b]	USD	50	41,400
Pizzaexpress Financing 2 PLC
6.63%, 08/01/21 (Call 08/01/17)[c]	GBP	100	129,727
Premier Foods Finance PLC
6.50%, 03/15/21 (Call 03/15/17)[c]	GBP	100	134,553
Royal Bank of Scotland Group PLC
5.13%, 05/28/24	USD	200	201,753
6.00%, 12/19/23	USD	200	209,767
6.10%, 06/10/23	USD	75	78,563
6.13%, 12/15/22	USD	200	212,523
VRN, (5 year EUR Swap + 2.650%)
3.63%, 03/25/24 (Call 03/25/19)[c]	EUR	100	110,600
Royal Bank of Scotland PLC (The)
6.93%, 04/09/18	EUR	100	121,523
Silk Bidco AS
7.50%, 02/01/22 (Call 02/01/18)[c]	EUR	100	118,062
Tesco Corporate Treasury Services PLC
1.38%, 07/01/19[c]	EUR	100	112,368
2.50%, 07/01/24[c]	EUR	100	114,154
Tesco PLC
3.38%, 11/02/18[c]	EUR	100	118,204
6.13%, 02/24/22	GBP	100	149,706
Thomas Cook Finance PLC
6.75%, 06/15/21 (Call 01/15/18)[c]	EUR	100	105,116
Virgin Media Finance PLC
4.50%, 01/15/25 (Call 01/15/20)[c]	EUR	100	112,917
Virgin Media Secured Finance PLC
5.25%, 01/15/26 (Call 01/15/20)[a]	USD	200	200,071
5.38%, 04/15/21 (Call 04/15/17)[a]	USD	180	187,650
5.50%, 01/15/21	GBP	100	143,223
5.50%, 01/15/25 (Call 01/15/19)[c]	GBP	90	124,222
6.25%, 03/28/29 (Call 01/15/21)[c]	GBP	100	138,761
Viridian Group FundCo II Ltd.
7.50%, 03/01/20 (Call 09/01/17)[c]	EUR	100	116,895
Worldpay Finance PLC
3.75%, 11/15/22[c]	EUR	100	117,008

			7,157,341

21

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)		Value
UNITED STATES — 62.69%
Acadia Healthcare Co. Inc.
5.63%, 02/15/23 (Call 02/15/18)	USD	100	$99,288
ADT Corp. (The)
3.50%, 07/15/22[b]	USD	75	70,525
4.13%, 06/15/23	USD	50	48,063
6.25%, 10/15/21	USD	75	81,758
Advanced Micro Devices Inc.
6.75%, 03/01/19	USD	50	49,875
7.00%, 07/01/24 (Call 07/01/19)	USD	50	46,000
7.50%, 08/15/22	USD	75	72,750
7.75%, 08/01/20 (Call 08/29/16)[b]	USD	25	24,813
AECOM
5.75%, 10/15/22 (Call 10/15/17)	USD	25	26,375
5.88%, 10/15/24 (Call 07/15/24)	USD	100	107,126
AES Corp./VA
4.88%, 05/15/23 (Call 05/15/18)[b]	USD	50	50,701
5.50%, 03/15/24 (Call 03/15/19)[b]	USD	50	51,718
5.50%, 04/15/25 (Call 04/15/20)	USD	200	205,500
7.38%, 07/01/21 (Call 06/01/21)	USD	75	84,937
Aircastle Ltd.
4.63%, 12/15/18[b]	USD	25	26,250
5.00%, 04/01/23	USD	75	78,481
5.13%, 03/15/21[b]	USD	25	26,625
5.50%, 02/15/22	USD	50	53,500
6.25%, 12/01/19[b]	USD	50	55,019
AK Steel Corp.
7.63%, 05/15/20 (Call 08/29/16)[b]	USD	40	39,200
7.63%, 10/01/21 (Call 10/01/17)	USD	25	24,018
Albertsons Companies LLC/Safeway Inc./New Albertson’s Inc./Albertson’s LLC
6.63%, 06/15/24 (Call 06/15/19)[a]	USD	60	63,975
Alcoa Inc.
5.13%, 10/01/24 (Call 07/01/24)[b]	USD	100	105,125
5.40%, 04/15/21 (Call 01/15/21)[b]	USD	150	160,125
5.72%, 02/23/19	USD	100	107,250
5.87%, 02/23/22	USD	100	107,848
6.15%, 08/15/20	USD	50	54,872
Alere Inc.
6.38%, 07/01/23 (Call 07/01/18)[a]	USD	50	50,063
7.25%, 07/01/18 (Call 08/29/16)	USD	50	50,750
Aleris International Inc.
9.50%, 04/01/21 (Call 04/01/18)[a]	USD	50	53,375
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	USD	50	44,750
7.88%, 08/15/23 (Call 05/15/23)	USD	25	23,500
Ally Financial Inc.
3.25%, 02/13/18	USD	50	50,625
3.25%, 11/05/18	USD	100	101,125
3.50%, 01/27/19	USD	50	50,555
3.60%, 05/21/18[b]	USD	100	101,750
3.75%, 11/18/19[b]	USD	50	50,805
4.13%, 03/30/20	USD	50	51,281
4.13%, 02/13/22	USD	50	50,768
4.25%, 04/15/21	USD	100	103,000
4.63%, 05/19/22	USD	25	25,770
4.63%, 03/30/25[b]	USD	50	51,365
4.75%, 09/10/18	USD	50	51,565
5.13%, 09/30/24	USD	75	80,062
5.75%, 11/20/25 (Call 10/20/25)[b]	USD	105	109,200
6.25%, 12/01/17	USD	100	105,105
7.50%, 09/15/20	USD	25	28,563
8.00%, 03/15/20	USD	100	114,750

Security	Principal (000s)		Value
Altice U.S. Finance I Corp.
5.38%, 07/15/23 (Call 07/15/18)[a]	USD	200	$207,111
5.50%, 05/15/26 (Call 05/15/21)[a]	USD	200	207,134
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/17)	USD	50	51,368
5.00%, 04/01/24 (Call 04/01/20)	USD	135	137,362
American Airlines Group Inc.
4.63%, 03/01/20[a,b]	USD	50	49,250
5.50%, 10/01/19[a]	USD	100	101,975
6.13%, 06/01/18[b]	USD	50	51,734
American Axle & Manufacturing Inc.
6.25%, 03/15/21 (Call 08/29/16)[b]	USD	25	26,125
6.63%, 10/15/22 (Call 10/15/17)[b]	USD	100	105,625
AmeriGas Finance LLC/AmeriGas Finance Corp.
7.00%, 05/20/22 (Call 05/20/17)	USD	100	106,000
AmeriGas Partners LP/AmeriGas Finance Corp.
5.63%, 05/20/24 (Call 03/20/24)	USD	45	46,754
5.88%, 08/20/26 (Call 05/20/26)	USD	45	46,888
Amsurg Corp.
5.63%, 07/15/22 (Call 07/15/17)[b]	USD	125	131,094
Anixter Inc.
5.13%, 10/01/21	USD	50	52,707
Antero Resources Corp.
5.13%, 12/01/22 (Call 06/01/17)[b]	USD	100	93,250
5.38%, 11/01/21 (Call 11/01/16)	USD	75	71,964
5.63%, 06/01/23 (Call 06/01/18)[b]	USD	100	94,875
6.00%, 12/01/20 (Call 08/29/16)[b]	USD	50	49,500
APX Group Inc.
6.38%, 12/01/19 (Call 08/29/16)	USD	75	76,875
8.75%, 12/01/20 (Call 08/29/16)	USD	125	119,062
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)[a,b]	USD	50	50,375
5.13%, 01/15/24 (Call 01/15/19)	USD	25	25,813
5.75%, 03/15/20 (Call 08/29/16)[b]	USD	23	23,690
Argos Merger Sub Inc.
7.13%, 03/15/23 (Call 03/15/18)[a,b]	USD	200	209,000
Ashland Inc.
3.88%, 04/15/18 (Call 03/15/18)	USD	50	51,306
4.75%, 08/15/22 (Call 05/15/22)[b]	USD	100	103,750
Avaya Inc.
7.00%, 04/01/19 (Call 08/29/16)[a]	USD	150	113,250
10.50%, 03/01/21 (Call 03/01/17)[a]	USD	100	26,771
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.13%, 06/01/22 (Call 06/01/17)[a,b]	USD	25	24,500
5.50%, 04/01/23 (Call 04/01/18)[b]	USD	50	49,629
Avon Products Inc.
6.35%, 03/15/20	USD	25	22,393
6.75%, 03/15/23	USD	50	38,938
Axiall Corp.
4.88%, 05/15/23 (Call 05/15/18)	USD	50	51,500
Ball Corp.
4.00%, 11/15/23[b]	USD	75	76,200
4.38%, 12/15/20	USD	125	133,906
4.38%, 12/15/23	EUR	100	124,216
5.00%, 03/15/22[b]	USD	100	106,770
5.25%, 07/01/25	USD	75	80,905

Belden Inc.
5.50%, 04/15/23 (Call 04/15/18)[c]	EUR	100	117,480
Berry Plastics Corp.
5.13%, 07/15/23 (Call 07/15/18)[b]	USD	50	51,750
5.50%, 05/15/22 (Call 05/15/17)	USD	50	52,229
6.00%, 10/15/22 (Call 10/15/18)	USD	40	42,432

22

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)		Value
Blue Cube Spinco Inc.
9.75%, 10/15/23 (Call 10/15/20)[a]	USD	100	$114,500
BlueLine Rental Finance Corp.
7.00%, 02/01/19 (Call 08/29/16)[a,b]	USD	75	69,172
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 08/29/16)[a]	USD	175	142,415
Boyd Gaming Corp.
6.38%, 04/01/26 (Call 04/01/21)[a]	USD	100	106,625
6.88%, 05/15/23 (Call 05/15/18)[b]	USD	75	80,246
Builders FirstSource Inc.
7.63%, 06/01/21 (Call 08/29/16)[a]	USD	58	61,480
10.75%, 08/15/23 (Call 08/15/18)[a]	USD	25	27,766
Cablevision Systems Corp.
5.88%, 09/15/22	USD	50	45,833
7.75%, 04/15/18	USD	50	53,500
8.00%, 04/15/20[b]	USD	75	78,375
8.63%, 09/15/17	USD	100	106,264
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties
8.00%, 10/01/20 (Call 10/01/16)	USD	125	127,500
11.00%, 10/01/21 (Call 10/01/16)	USD	100	102,000
CalAtlantic Group Inc.
8.38%, 05/15/18	USD	100	110,000
California Resources Corp.
5.50%, 09/15/21 (Call 06/15/21)	USD	41	18,373
6.00%, 11/15/24 (Call 08/15/24)	USD	53	23,407
8.00%, 12/15/22 (Call 12/15/18)[a]	USD	255	163,248
Calpine Corp.
5.38%, 01/15/23 (Call 10/15/18)[b]	USD	125	124,844
5.50%, 02/01/24 (Call 02/01/19)[b]	USD	100	99,750
5.75%, 01/15/25 (Call 10/15/19)[b]	USD	150	149,812
5.88%, 01/15/24 (Call 11/01/18)[a]	USD	25	26,338
6.00%, 01/15/22 (Call 11/01/16)[a]	USD	25	26,179
7.88%, 01/15/23 (Call 01/15/17)[a]	USD	82	86,920
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 04/15/17)	USD	75	54,412
11.50%, 01/15/21 (Call 04/15/18)[a]	USD	25	28,500
Carrizo Oil & Gas Inc.
6.25%, 04/15/23 (Call 04/15/18)	USD	80	75,800
7.50%, 09/15/20 (Call 09/15/16)	USD	25	24,945
Casino Guichard Perrachon SA
3.16%, 08/06/19[c]	EUR	100	123,653
3.25%, 03/07/24 (Call 12/07/23)[c]	EUR	100	123,501
5.98%, 05/26/21	EUR	100	133,239
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 02/15/23 (Call 02/15/18)[b]	USD	100	103,592
5.13%, 05/01/23 (Call 05/01/18)[a]	USD	75	77,531
5.25%, 03/15/21 (Call 08/29/16)[b]	USD	50	52,125
5.25%, 09/30/22 (Call 09/30/17)	USD	150	156,187
5.38%, 05/01/25 (Call 05/01/20)[a]	USD	50	52,029
5.50%, 05/01/26 (Call 05/01/21)[a,b]	USD	100	104,375
5.75%, 09/01/23 (Call 03/01/18)	USD	50	52,429
5.75%, 01/15/24 (Call 07/15/18)	USD	75	79,125
5.75%, 02/15/26 (Call 02/15/21)[a]	USD	250	264,247
5.88%, 04/01/24 (Call 04/01/19)[a]	USD	150	160,125
5.88%, 05/01/27 (Call 05/01/21)[a]	USD	100	105,198
6.63%, 01/31/22 (Call 01/31/17)	USD	50	52,750
CDW LLC/CDW Finance Corp.
5.00%, 09/01/23 (Call 03/01/18)	USD	50	51,236
5.50%, 12/01/24 (Call 06/01/24)	USD	50	52,019
6.00%, 08/15/22 (Call 08/15/17)	USD	50	53,500
Centene Corp.
4.75%, 05/15/22 (Call 05/15/19)	USD	50	51,500
5.63%, 02/15/21 (Call 02/15/18)	USD	180	190,125

Security	Principal (000s)		Value
6.13%, 02/15/24 (Call 02/15/19)	USD	75	$80,625
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)	USD	50	47,394
5.80%, 03/15/22[b]	USD	100	102,163
6.45%, 06/15/21	USD	150	160,125
Series V
5.63%, 04/01/20[b]	USD	75	79,185
Series W
6.75%, 12/01/23	USD	50	51,930
Series Y
7.50%, 04/01/24 (Call 01/01/24)	USD	125	133,178
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 08/29/16)[a,b]	USD	50	49,820
5.13%, 12/15/21 (Call 08/29/16)[a]	USD	100	99,462
6.38%, 09/15/20 (Call 08/29/16)[a]	USD	200	206,250
Chemours Co. (The)
6.63%, 05/15/23 (Call 05/15/18)[b]	USD	150	130,125
7.00%, 05/15/25 (Call 05/15/20)	USD	50	42,625
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24[a]	USD	100	103,729
Chesapeake Energy Corp.
8.00%, 12/15/22 (Call 12/15/18)[a,b]	USD	290	252,300
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 08/29/16)	USD	21	21,239
5.13%, 08/01/21 (Call 02/01/17)	USD	75	74,812
6.88%, 02/01/22 (Call 02/01/18)[b]	USD	275	237,187
7.13%, 07/15/20 (Call 07/15/17)[b]	USD	100	90,969
8.00%, 11/15/19 (Call 08/29/16)[b]	USD	200	192,500
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)	USD	50	50,839
5.13%, 12/15/22 (Call 12/15/17)	USD	25	25,821
CIT Group Inc.
3.88%, 02/19/19	USD	100	102,023
4.25%, 08/15/17	USD	150	152,706
5.00%, 08/15/22	USD	100	104,750
5.00%, 08/01/23[b]	USD	100	105,328
5.25%, 03/15/18[b]	USD	100	104,010
5.38%, 05/15/20	USD	50	53,000
5.50%, 02/15/19[a]	USD	150	159,375
6.63%, 04/01/18[a,b]	USD	50	53,250
Citgo Holding Inc.
10.75%, 02/15/20[a]	USD	150	148,478
Claire’s Stores Inc.
8.88%, 03/15/19 (Call 08/29/16)	USD	25	3,125
9.00%, 03/15/19 (Call 08/29/16)[a]	USD	100	55,000
Clean Harbors Inc.
5.13%, 06/01/21 (Call 12/01/16)	USD	50	51,063
5.25%, 08/01/20 (Call 08/29/16)	USD	50	51,280
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)		200	204,937
Series B
7.63%, 03/15/20 (Call 08/29/16)	USD	200	198,000
Cliffs Natural Resources Inc.
7.75%, 03/31/20 (Call 03/31/17)[a,b]	USD	57	51,728
8.25%, 03/31/20 (Call 03/31/18)[a]	USD	50	51,688
CNH Industrial Capital LLC
3.38%, 07/15/19	USD	50	50,109
3.63%, 04/15/18[b]	USD	50	50,632
3.88%, 07/16/18	USD	50	50,625
4.38%, 11/06/20[b]	USD	40	41,106
4.88%, 04/01/21[b]	USD	50	52,250
Commercial Metals Co.
7.35%, 08/15/18	USD	50	53,750

23

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)		Value
CommScope Inc.
4.38%, 06/15/20 (Call 06/15/17)[a]	USD	50	$51,531
5.00%, 06/15/21 (Call 06/15/17)[a]	USD	50	51,741
5.50%, 06/15/24 (Call 06/15/19)[a]	USD	50	52,094
CommScope Technologies Finance LLC
6.00%, 06/15/25 (Call 06/15/20)[a]	USD	155	163,611
Communications Sales & Leasing Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 04/15/18)[a]	USD	75	77,625
8.25%, 10/15/23 (Call 04/15/19)	USD	100	102,500
Comstock Resources Inc.
10.00%, 03/15/20 (Call 08/29/16)[a]	USD	50	41,375
Concho Resources Inc.
5.50%, 10/01/22 (Call 10/01/17)	USD	50	49,391
5.50%, 04/01/23 (Call 10/01/17)[b]	USD	125	123,594
6.50%, 01/15/22 (Call 01/15/17)[b]	USD	75	76,481
7.00%, 01/15/21 (Call 08/29/16)	USD	50	51,688
CONSOL Energy Inc.
5.88%, 04/15/22 (Call 04/15/17)	USD	150	136,410
8.00%, 04/01/23 (Call 04/01/18)	USD	25	23,826
Constellation Brands Inc.
3.75%, 05/01/21[b]	USD	50	52,732
4.25%, 05/01/23[b]	USD	100	106,250
4.75%, 11/15/24[b]	USD	50	54,375
4.75%, 12/01/25[b]	USD	25	27,156
6.00%, 05/01/22	USD	50	57,750
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	USD	100	85,500
4.50%, 04/15/23 (Call 01/15/23)	USD	125	113,501
5.00%, 09/15/22 (Call 03/15/17)[b]	USD	175	163,749
7.13%, 04/01/21 (Call 08/29/16)	USD	25	25,589
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)	USD	75	74,437
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.13%, 03/01/22 (Call 11/01/16)	USD	50	46,867
6.25%, 04/01/23 (Call 04/01/18)	USD	50	46,625
Crimson Merger Sub Inc.
6.63%, 05/15/22 (Call 05/15/17)[a]	USD	100	85,141
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23	USD	125	128,906
Crown European Holdings SA
4.00%, 07/15/22 (Call 04/15/22)[c]	EUR	100	121,462
CSC Holdings LLC
5.25%, 06/01/24	USD	75	71,625
6.75%, 11/15/21[b]	USD	75	79,687
8.63%, 02/15/19[b]	USD	50	55,750
Dana Holding Corp.
5.38%, 09/15/21 (Call 09/15/16)[b]	USD	50	51,781
5.50%, 12/15/24 (Call 12/15/19)[b]	USD	25	25,219
Darling Global Finance BV
4.75%, 05/30/22 (Call 05/30/18)[c]	EUR	100	115,234
DaVita HealthCare Partners Inc.
5.00%, 05/01/25 (Call 05/01/20)	USD	120	121,350
5.13%, 07/15/24 (Call 07/15/19)	USD	175	180,432
5.75%, 08/15/22 (Call 08/15/17)	USD	100	104,935
DCP Midstream LLC VRN, (3 mo. LIBOR US + 3.850%)
5.85%, 05/21/43 (Call 05/21/23)[a]	USD	50	37,469
DCP Midstream Operating LP
2.50%, 12/01/17 (Call 11/01/17)	USD	50	49,438
3.88%, 03/15/23 (Call 12/15/22)	USD	50	47,022
Dell Inc.
4.63%, 04/01/21[b]	USD	25	25,625
5.65%, 04/15/18	USD	50	52,875
5.88%, 06/15/19[b]	USD	50	53,375

Security	Principal (000s)		Value
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)	USD	50	$30,750
5.50%, 05/01/22 (Call 05/01/17)	USD	75	47,763
9.00%, 05/15/21 (Call 12/15/18)[a]	USD	50	50,125
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
5.88%, 06/15/21 (Call 06/15/18)[a]	USD	150	156,360
7.13%, 06/15/24 (Call 06/15/19)[a,b]	USD	150	161,160
DISH DBS Corp.
4.25%, 04/01/18	USD	100	102,375
5.00%, 03/15/23	USD	150	141,375
5.13%, 05/01/20	USD	75	76,594
5.88%, 07/15/22	USD	150	150,310
5.88%, 11/15/24	USD	200	193,000
6.75%, 06/01/21	USD	250	265,893
7.75%, 07/01/26[a]	USD	150	155,812
7.88%, 09/01/19	USD	150	165,375
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[a]	USD	75	68,812
Dollar Tree Inc.
5.25%, 03/01/20 (Call 03/01/17)	USD	50	52,063
5.75%, 03/01/23 (Call 03/01/18)[b]	USD	250	270,000
DPL Inc.
7.25%, 10/15/21 (Call 07/15/21)	USD	100	97,000
DR Horton Inc.
3.63%, 02/15/18 (Call 11/15/17)	USD	50	50,859
4.00%, 02/15/20[b]	USD	100	104,500
Dynegy Inc.
5.88%, 06/01/23 (Call 06/01/18)	USD	50	45,121
6.75%, 11/01/19 (Call 05/01/17)	USD	200	204,250
7.38%, 11/01/22 (Call 11/01/18)[b]	USD	175	171,749
7.63%, 11/01/24 (Call 11/01/19)	USD	100	97,848
Eagle Spinco Inc.
4.63%, 02/15/21 (Call 02/15/18)	USD	50	51,500
Edgewell Personal Care Co.
4.70%, 05/19/21	USD	50	53,115
4.70%, 05/24/22	USD	50	52,344
Endo Finance LLC
5.75%, 01/15/22 (Call 01/15/17)[a,b]	USD	50	44,729
Endo Finance LLC/Endo Finco Inc.
5.88%, 01/15/23 (Call 07/15/17)[a]	USD	125	108,219
Endo Ltd./Endo Finance LLC/Endo Finco Inc.
6.00%, 02/01/25 (Call 02/01/20)[a]	USD	200	172,000
Energy Transfer Equity LP
5.50%, 06/01/27 (Call 03/01/27)	USD	75	72,931
5.88%, 01/15/24 (Call 10/15/23)	USD	100	100,750
7.50%, 10/15/20	USD	150	161,625
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	USD	100	93,764
4.85%, 07/15/26 (Call 04/15/26)	USD	75	72,797
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)	USD	50	33,375
4.70%, 03/15/21	USD	75	63,750
5.20%, 03/15/25 (Call 12/15/24)	USD	75	51,188
EP Energy LLC/Everest Acquisition Finance Inc.
6.38%, 06/15/23 (Call 06/15/18)	USD	50	25,000
9.38%, 05/01/20 (Call 08/29/16)	USD	175	102,089

Equinix Inc.
4.88%, 04/01/20 (Call 04/01/17)	USD	75	77,812
5.38%, 01/01/22 (Call 01/01/18)	USD	80	84,600
5.38%, 04/01/23 (Call 04/01/18)	USD	100	105,000
5.75%, 01/01/25 (Call 01/01/20)[b]	USD	50	53,000
5.88%, 01/15/26 (Call 01/15/21)[b]	USD	75	80,812

24

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)		Value
ESH Hospitality Inc.
5.25%, 05/01/25 (Call 05/01/20)[a]	USD	155	$154,225
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)	USD	50	51,241
6.00%, 06/01/25 (Call 06/01/20)[b]	USD	25	25,906
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 08/29/16)[b]	USD	50	46,261
6.75%, 01/15/22 (Call 11/15/16)	USD	50	45,250
6.75%, 06/15/23 (Call 06/15/19)	USD	25	22,098
Fifth Third Bancorp. VRN, (3 mo. LIBOR US + 3.033%)
5.10%, 12/29/49 (Call 06/30/23)[b]	USD	50	48,799
First Data Corp.
5.00%, 01/15/24 (Call 01/15/19)[a]	USD	140	140,909
5.38%, 08/15/23 (Call 08/15/18)[a]	USD	100	103,000
5.75%, 01/15/24 (Call 01/15/19)[a]	USD	185	186,036
6.75%, 11/01/20 (Call 08/29/16)[a]	USD	97	101,378
7.00%, 12/01/23 (Call 12/01/18)[a,b]	USD	375	385,781
FirstEnergy Corp.
Series A
2.75%, 03/15/18 (Call 02/15/18)	USD	50	50,587
Series B
4.25%, 03/15/23 (Call 12/15/22)	USD	50	53,139
FirstEnergy Transmission LLC
4.35%, 01/15/25 (Call 10/15/24)[a]	USD	50	53,937
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 08/29/16)[a,b]	USD	75	76,875
Freeport-McMoRan Inc.
2.30%, 11/14/17	USD	75	74,812
2.38%, 03/15/18[b]	USD	150	148,125
3.10%, 03/15/20	USD	31	28,734
3.55%, 03/01/22 (Call 12/01/21)[b]	USD	175	150,913
3.88%, 03/15/23 (Call 12/15/22)	USD	200	172,010
4.00%, 11/14/21	USD	50	44,719
4.55%, 11/14/24 (Call 08/14/24)[b]	USD	75	64,875
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc.
6.50%, 11/15/20 (Call 08/29/16)	USD	50	49,856
6.75%, 02/01/22 (Call 02/01/17)	USD	50	48,931
6.88%, 02/15/23 (Call 02/15/18)	USD	75	72,750
Frontier Communications Corp.
6.25%, 09/15/21 (Call 06/15/21)	USD	50	48,574
6.88%, 01/15/25 (Call 10/15/24)	USD	50	43,875
7.13%, 03/15/19	USD	50	53,490
7.13%, 01/15/23	USD	50	46,320
7.63%, 04/15/24	USD	50	45,893
8.13%, 10/01/18[b]	USD	50	54,771
8.50%, 04/15/20	USD	100	106,893
8.75%, 04/15/22[b]	USD	50	51,525
8.88%, 09/15/20 (Call 06/15/20)	USD	75	80,442
9.25%, 07/01/21	USD	50	54,459
10.50%, 09/15/22 (Call 06/15/22)[b]	USD	200	216,000
11.00%, 09/15/25 (Call 06/15/25)	USD	350	373,236
Gates Global LLC/Gates Global Co.
6.00%, 07/15/22 (Call 07/15/17)[a]	USD	75	67,894
Genesis Energy LP/Genesis Energy Finance Corp.
6.00%, 05/15/23 (Call 05/15/18)	USD	50	49,750
6.75%, 08/01/22 (Call 08/01/18)	USD	50	50,500

GenOn Energy Inc.
9.50%, 10/15/18	USD	50	40,450
9.88%, 10/15/20 (Call 08/29/16)	USD	50	35,677
Genworth Holdings Inc.
4.90%, 08/15/23	USD	75	55,487
6.52%, 05/22/18	USD	50	49,705

Security	Principal (000s)		Value
7.20%, 02/15/21	USD	50	$42,350
7.63%, 09/24/21	USD	50	42,228
7.70%, 06/15/20	USD	50	44,667
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)[b]	USD	50	51,750
4.38%, 04/15/21	USD	50	52,000
4.88%, 11/01/20 (Call 08/01/20)[b]	USD	75	79,507
5.38%, 11/01/23 (Call 08/01/23)	USD	50	53,687
5.38%, 04/15/26	USD	100	106,125
Goodyear Tire & Rubber Co. (The)
5.00%, 05/31/26 (Call 05/31/21)	USD	50	52,530
5.13%, 11/15/23 (Call 11/15/18)[b]	USD	125	132,187
7.00%, 05/15/22 (Call 05/15/17)	USD	50	53,687
Gray Television Inc.
5.88%, 07/15/26 (Call 07/15/21)[a,b]	USD	5	5,156
Hanesbrands Finance Luxembourg SCA
3.50%, 06/15/24 (Call 03/15/24)[c]	EUR	100	115,968
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)[a]	USD	75	76,969
4.88%, 05/15/26 (Call 02/15/26)[a]	USD	75	77,109
Harland Clarke Holdings Corp.
9.25%, 03/01/21 (Call 03/01/17)[a]	USD	50	42,250
HCA Holdings Inc.
6.25%, 02/15/21[b]	USD	75	81,281
HCA Inc.
3.75%, 03/15/19	USD	100	103,500
4.25%, 10/15/19	USD	50	52,200
4.75%, 05/01/23	USD	100	104,250
5.00%, 03/15/24	USD	150	157,500
5.25%, 04/15/25	USD	100	107,250
5.25%, 06/15/26 (Call 12/15/25)	USD	90	95,400
5.38%, 02/01/25	USD	275	286,687
5.88%, 03/15/22	USD	100	110,000
5.88%, 05/01/23	USD	100	107,198
5.88%, 02/15/26 (Call 08/15/25)[b]	USD	225	240,750
6.50%, 02/15/20	USD	400	440,500
7.50%, 02/15/22	USD	150	170,250
HD Supply Inc.
5.25%, 12/15/21 (Call 12/15/17)[a,b]	USD	150	159,375
5.75%, 04/15/24 (Call 04/15/19)[a]	USD	100	106,485
7.50%, 07/15/20 (Call 10/15/16)	USD	100	104,563
HealthSouth Corp.
5.75%, 11/01/24 (Call 11/01/17)	USD	125	129,687
Herc Rentals Inc.
7.50%, 06/01/22 (Call 06/01/19)[a]	USD	50	50,688
7.75%, 06/01/24 (Call 06/01/19)[a]	USD	50	50,688
Hertz Corp. (The)
5.88%, 10/15/20 (Call 08/29/16)[b]	USD	50	51,500
6.25%, 10/15/22 (Call 10/15/17)[b]	USD	50	52,526
6.75%, 04/15/19 (Call 08/29/16)	USD	150	152,625
7.38%, 01/15/21 (Call 08/29/16)	USD	100	103,781
Hertz Holdings Netherlands BV
4.38%, 01/15/19[c]	EUR	100	116,811
Hexion Inc.
6.63%, 04/15/20 (Call 08/29/16)	USD	175	147,924
8.88%, 02/01/18 (Call 08/29/16)	USD	75	67,042
Hexion Inc./Hexion Nova Scotia Finance ULC
9.00%, 11/15/20 (Call 08/29/16)	USD	50	34,625

Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/19)[a]	USD	50	46,625
5.75%, 10/01/25 (Call 04/01/20)[a]	USD	25	23,875
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.63%, 10/15/21 (Call 10/15/16)	USD	100	103,629

25

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)		Value
Hologic Inc.
5.25%, 07/15/22 (Call 07/15/18)[a]	USD	75	$79,312
HRG Group Inc.
7.75%, 01/15/22 (Call 01/15/17)	USD	75	76,406
7.88%, 07/15/19 (Call 08/29/16)	USD	50	52,813
HUB International Ltd.
7.88%, 10/01/21 (Call 10/01/16)[a]	USD	100	100,250
Hughes Satellite Systems Corp.
5.25%, 08/01/26[a]	USD	35	34,859
6.50%, 06/15/19	USD	90	97,768
6.63%, 08/01/26[a]	USD	90	89,113
7.63%, 06/15/21	USD	125	133,750
Huntington Ingalls Industries Inc.
5.00%, 12/15/21 (Call 12/15/17)[a]	USD	50	52,500
5.00%, 11/15/25 (Call 11/15/20)[a]	USD	50	53,063
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)[b]	USD	75	76,500
5.13%, 04/15/21 (Call 01/15/21)	EUR	100	117,557
5.13%, 11/15/22 (Call 08/15/22)[b]	USD	50	50,558
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.88%, 03/15/19 (Call 08/29/16)	USD	100	99,325
5.88%, 02/01/22 (Call 08/01/17)[b]	USD	125	119,562
6.00%, 08/01/20 (Call 02/01/17)	USD	175	174,776
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 08/29/16)[b]	USD	125	100,625
9.00%, 03/01/21 (Call 08/29/16)	USD	150	113,946
9.00%, 09/15/22 (Call 09/15/17)	USD	100	74,611
10.00%, 01/15/18 (Call 08/29/16)[b]	USD	50	31,875
10.63%, 03/15/23 (Call 03/15/18)	USD	125	95,312
11.25%, 03/01/21 (Call 08/29/16)	USD	50	39,000
Infor U.S. Inc.
5.75%, 08/15/20 (Call 08/15/17)[a,b]	USD	50	52,750
6.50%, 05/15/22 (Call 05/15/18)	USD	150	148,687
International Game Technology
7.50%, 06/15/19[b]	USD	125	139,928
International Game Technology PLC
4.13%, 02/15/20 (Call 11/15/19)[c]	EUR	100	119,632
4.75%, 02/15/23 (Call 08/15/22)[c]	EUR	100	120,181
6.25%, 02/15/22 (Call 08/15/21)[a]	USD	250	261,250
inVentiv Health Inc.
9.00%, 01/15/18 (Call 08/29/16)[a]	USD	50	51,382
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)	USD	100	103,094
6.00%, 10/01/20 (Call 10/01/17)[a]	USD	100	105,730
6.00%, 08/15/23 (Call 08/15/18)	USD	50	53,148
iStar Inc.
4.00%, 11/01/17 (Call 08/01/17)[b]	USD	50	49,685
5.00%, 07/01/19 (Call 08/29/16)	USD	50	48,875
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.38%, 08/01/23 (Call 08/01/18)[a]	USD	100	106,080
JC Penney Corp. Inc.
5.65%, 06/01/20	USD	50	48,063
5.88%, 07/01/23 (Call 07/01/19)[a]	USD	50	51,286
8.13%, 10/01/19	USD	25	26,125
K. Hovnanian Enterprises Inc.
7.25%, 10/15/20 (Call 08/29/16)[a,b]	USD	50	45,625
KB Home
4.75%, 05/15/19 (Call 02/15/19)	USD	25	25,563
7.00%, 12/15/21 (Call 09/15/21)	USD	50	52,950
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC
5.00%, 06/01/24 (Call 06/01/19)[a]	USD	100	104,625
5.25%, 06/01/26 (Call 06/01/21)[a]	USD	75	79,406

Security	Principal (000s)		Value
Kindred Healthcare Inc.
6.38%, 04/15/22 (Call 04/15/17)[b]	USD	50	$46,000
8.00%, 01/15/20	USD	50	51,125
8.75%, 01/15/23 (Call 01/15/18)[b]	USD	50	50,167
Kinetic Concepts Inc./KCI USA Inc.
7.88%, 02/15/21 (Call 02/15/18)[a]	USD	50	53,937
10.50%, 11/01/18 (Call 08/29/16)	USD	175	178,719
12.50%, 11/01/19 (Call 08/29/16)	USD	50	49,250
KLX Inc.
5.88%, 12/01/22 (Call 12/01/17)[a]	USD	150	151,968
L Brands Inc.
5.63%, 02/15/22	USD	75	82,975
5.63%, 10/15/23	USD	50	55,490
6.63%, 04/01/21	USD	125	143,464
7.00%, 05/01/20	USD	25	28,616
8.50%, 06/15/19[b]	USD	50	58,495
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/01/18)[b]	USD	50	52,152
5.38%, 01/15/24 (Call 01/15/19)	USD	50	52,641
5.75%, 02/01/26 (Call 02/01/21)[a]	USD	25	26,688
5.88%, 02/01/22 (Call 02/01/17)[b]	USD	25	26,094
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 01/15/17)[b]	USD	25	22,577
7.38%, 05/01/22 (Call 05/01/17)[b]	USD	100	97,250
Laureate Education Inc.
9.25%, 09/01/19 (Call 08/29/16)[a,b]	USD	100	90,042
Lear Corp.
4.75%, 01/15/23 (Call 01/15/18)[b]	USD	50	51,875
5.25%, 01/15/25 (Call 01/15/20)	USD	50	53,438
Leidos Holdings Inc.
4.45%, 12/01/20 (Call 09/01/20)	USD	50	50,690
Lennar Corp.
4.50%, 06/15/19 (Call 04/16/19)	USD	25	26,188
4.50%, 11/15/19 (Call 08/15/19)	USD	50	52,500
4.75%, 04/01/21 (Call 02/01/21)[b]	USD	90	95,400
4.75%, 11/15/22 (Call 08/15/22)	USD	50	52,500
4.75%, 05/30/25 (Call 02/28/25)	USD	50	50,750
4.88%, 12/15/23 (Call 09/15/23)	USD	30	30,900
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	USD	100	105,449
Level 3 Communications Inc.
5.75%, 12/01/22 (Call 12/01/17)[b]	USD	50	52,500
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 05/01/18)	USD	50	51,653
5.25%, 03/15/26 (Call 03/15/21)[a]	USD	55	57,640
5.38%, 08/15/22 (Call 08/15/17)	USD	125	131,250
5.38%, 01/15/24 (Call 01/15/19)	USD	75	78,469
5.38%, 05/01/25 (Call 05/01/20)	USD	100	105,026
5.63%, 02/01/23 (Call 02/01/18)	USD	50	52,500
6.13%, 01/15/21 (Call 11/15/16)	USD	50	52,063
Levi Strauss & Co.
5.00%, 05/01/25 (Call 05/01/20)	USD	50	51,150
6.88%, 05/01/22 (Call 05/01/17)	USD	50	53,016
LifePoint Health Inc.
5.38%, 05/01/24 (Call 05/01/19)[a,b]	USD	75	76,492
5.50%, 12/01/21 (Call 12/01/16)[b]	USD	75	78,469
5.88%, 12/01/23 (Call 12/01/18)	USD	40	42,250
Mallinckrodt International Finance SA
4.75%, 04/15/23[b]	USD	50	44,230
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 04/15/17)[a,b]	USD	50	49,983
5.50%, 04/15/25 (Call 04/15/20)[a,b]	USD	50	46,383
5.63%, 10/15/23 (Call 10/15/18)[a,b]	USD	100	95,937
5.75%, 08/01/22 (Call 08/01/17)[a,b]	USD	100	98,100

26

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)		Value
Masco Corp.
3.50%, 04/01/21 (Call 03/01/21)	USD	40	$41,601
4.38%, 04/01/26 (Call 01/01/26)	USD	50	53,063
4.45%, 04/01/25 (Call 01/01/25)	USD	50	53,219
5.95%, 03/15/22	USD	50	56,658
Memorial Production Partners LP/Memorial Production Finance Corp.
6.88%, 08/01/22 (Call 08/01/17)	USD	50	24,199
7.63%, 05/01/21 (Call 05/01/17)	USD	50	24,896
MGM Growth Properties Operating Partnership LP/MGP Escrow Co-Issuer Inc.
5.63%, 05/01/24 (Call 02/01/24)[a]	USD	100	107,125
MGM Resorts International
5.25%, 03/31/20[b]	USD	50	53,435
6.00%, 03/15/23[b]	USD	100	108,087
6.63%, 12/15/21	USD	100	110,773
6.75%, 10/01/20[b]	USD	100	111,000
7.75%, 03/15/22	USD	100	115,760
8.63%, 02/01/19	USD	100	113,201
Michaels Stores Inc.
5.88%, 12/15/20 (Call 12/15/16)[a]	USD	50	52,031
Micron Technology Inc.
5.25%, 08/01/23 (Call 02/01/18)[a]	USD	100	90,000
5.25%, 01/15/24 (Call 05/01/18)[a]	USD	50	44,875
5.50%, 02/01/25 (Call 08/01/19)	USD	140	125,468
5.63%, 01/15/26 (Call 05/01/20)[a,b]	USD	25	22,188
5.88%, 02/15/22 (Call 02/15/17)	USD	50	48,250
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (Call 06/01/19)[a]	USD	100	106,598
MPT Operating Partnership LP/MPT Finance Corp.
4.00%, 08/19/22 (Call 05/19/22)	EUR	100	118,391
6.38%, 03/01/24 (Call 03/01/19)	USD	50	54,487
MSCI Inc.
5.25%, 11/15/24 (Call 11/15/19)[a]	USD	100	106,750
5.75%, 08/15/25 (Call 08/15/20)[a]	USD	75	81,736
Murphy Oil Corp.
3.50%, 12/01/17	USD	50	49,875
4.00%, 06/01/22 (Call 03/01/22)	USD	25	21,813
4.70%, 12/01/22 (Call 09/01/22)	USD	50	45,000
Nabors Industries Inc.
4.63%, 09/15/21	USD	50	44,125
5.00%, 09/15/20	USD	50	46,990
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/18 (Call 08/29/16)[b]	USD	50	47,875
6.50%, 07/01/21 (Call 01/01/17)	USD	75	64,500
Navient Corp.
4.63%, 09/25/17	USD	50	50,875
4.88%, 06/17/19[b]	USD	50	50,250
5.00%, 10/26/20[b]	USD	50	48,750
5.50%, 01/15/19[b]	USD	100	102,625
5.50%, 01/25/23[b]	USD	100	93,000
5.88%, 03/25/21	USD	50	49,500
5.88%, 10/25/24	USD	75	69,000
6.13%, 03/25/24	USD	75	70,687
6.63%, 07/26/21	USD	25	25,188
7.25%, 01/25/22[b]	USD	50	50,875
8.00%, 03/25/20	USD	100	107,000
8.45%, 06/15/18	USD	250	271,875
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 01/15/17)[a]	USD	50	24,375
Navistar International Corp.
8.25%, 11/01/21 (Call 08/29/16)	USD	100	74,000
NBTY Inc.
7.63%, 05/15/21 (Call 05/15/18)[a]	USD	115	117,084

Security	Principal (000s)		Value
NCL Corp. Ltd.
4.63%, 11/15/20 (Call 11/15/17)[a]	USD	100	$100,857
NCR Corp.
4.63%, 02/15/21 (Call 02/15/17)	USD	50	50,500
5.00%, 07/15/22 (Call 07/15/17)	USD	50	50,250
5.88%, 12/15/21 (Call 12/15/17)	USD	50	52,000
6.38%, 12/15/23 (Call 12/15/18)	USD	75	77,625
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 10/15/16)[a,b]	USD	75	63,594
Neptune Finco Corp.
10.88%, 10/15/25 (Call 10/15/20)[a]	USD	200	234,250
Netflix Inc.
5.50%, 02/15/22	USD	50	53,136
5.75%, 03/01/24	USD	50	53,100
5.88%, 02/15/25	USD	100	106,631
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)	USD	100	95,500
5.63%, 07/01/24[b]	USD	75	74,062
5.75%, 01/30/22[b]	USD	75	74,625
Nexstar Escrow Corp.
5.63%, 08/01/24 (Call 08/01/19)[a]	USD	25	25,406
NGPL PipeCo LLC
7.12%, 12/15/17[a]	USD	100	104,750
9.63%, 06/01/19 (Call 08/29/16)[a]	USD	50	52,198
Nielsen Co. Luxembourg Sarl (The)
5.50%, 10/01/21 (Call 10/01/16)[a]	USD	50	52,000
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 10/01/16)	USD	75	76,500
5.00%, 04/15/22 (Call 04/15/17)[a]	USD	225	233,507
Novelis Inc.
8.38%, 12/15/17 (Call 08/29/16)	USD	50	51,063
8.75%, 12/15/20 (Call 08/29/16)[b]	USD	125	130,625
NRG Energy Inc.
6.25%, 07/15/22 (Call 07/15/18)	USD	100	100,402
6.25%, 05/01/24 (Call 05/01/19)[b]	USD	75	74,062
6.63%, 03/15/23 (Call 09/15/17)[b]	USD	75	75,600
6.63%, 01/15/27 (Call 07/15/21)[a]	USD	50	49,438
7.25%, 05/15/26 (Call 05/15/21)[a]	USD	85	87,550
7.63%, 01/15/18	USD	84	90,153
7.88%, 05/15/21 (Call 08/29/16)	USD	131	135,912
8.25%, 09/01/20 (Call 08/29/16)[b]	USD	130	133,913
Nuance Communications Inc.
5.38%, 08/15/20 (Call 08/29/16)[a]	USD	100	102,250
NuStar Logistics LP
4.80%, 09/01/20	USD	50	49,250
Oasis Petroleum Inc.
6.88%, 03/15/22 (Call 09/15/17)[b]	USD	100	87,250
7.25%, 02/01/19 (Call 08/29/16)	USD	50	46,711
OI European Group BV
6.75%, 09/15/20[c]	EUR	100	133,821
OneMain Financial Holdings LLC
6.75%, 12/15/19 (Call 12/15/16)[a]	USD	75	76,125
7.25%, 12/15/21 (Call 12/15/17)[a]	USD	100	100,083
ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)	USD	50	48,250
7.50%, 09/01/23 (Call 06/01/23)	USD	75	82,125
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 02/15/17)[b]	USD	25	25,750
5.63%, 02/15/24 (Call 02/15/19)	USD	50	52,875
5.88%, 03/15/25 (Call 09/15/19)[b]	USD	75	80,062
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22[a,b]	USD	50	52,055
5.88%, 08/15/23[a,b]	USD	50	53,750

27

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2016

Security		Principal (000s)	Value
Pacific Drilling SA
5.38%, 06/01/20 (Call 08/29/16)[a]	USD	150	$39,600
PBF Holding Co. LLC/PBF Finance Corp.
7.00%, 11/15/23 (Call 11/15/18)[a]	USD	65	62,021
Penske Automotive Group Inc.
5.50%, 05/15/26 (Call 05/15/21)[b]	USD	60	59,100
Permian Resources LLC
13.00%, 11/30/20 (Call 11/30/18)[a]	USD	50	57,661
Permian Resources LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 01/31/17)[a]	USD	100	58,107
7.38%, 11/01/21 (Call 07/31/17)[a]	USD	50	29,125
Platform Specialty Products Corp.
6.50%, 02/01/22 (Call 02/01/18)[a,b]	USD	75	65,062
10.38%, 05/01/21 (Call 05/01/18)[a]	USD	50	50,375
Post Holdings Inc.
5.00%, 08/15/26 (Call 08/15/21)[a]	USD	100	99,687
6.00%, 12/15/22 (Call 06/15/18)[a]	USD	50	52,719
6.75%, 12/01/21 (Call 12/01/17)[a]	USD	50	53,375
7.38%, 02/15/22 (Call 02/15/17)	USD	125	133,636
7.75%, 03/15/24 (Call 09/15/18)[a]	USD	75	83,230
8.00%, 07/15/25 (Call 07/15/20)[a]	USD	75	86,187
Pride International Inc.
6.88%, 08/15/20	USD	75	71,437
Prime Security Services Borrower LLC/Prime Finance Inc.
9.25%, 05/15/23 (Call 05/15/19)[a]	USD	265	283,550
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	USD	25	25,000
5.50%, 03/01/26 (Call 12/01/25)	USD	55	57,887
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	USD	50	46,625
5.38%, 10/01/22 (Call 07/01/22)[b]	USD	50	47,313
6.88%, 03/01/21[b]	USD	50	50,250
Qorvo Inc.
6.75%, 12/01/23 (Call 12/01/18)[a,b]	USD	75	80,437
7.00%, 12/01/25 (Call 12/01/20)[a]	USD	50	53,875
Quicken Loans Inc.
5.75%, 05/01/25 (Call 05/01/20)[a,b]	USD	110	109,037
QVC Inc.
3.13%, 04/01/19	USD	25	25,573
4.38%, 03/15/23	USD	100	101,797
4.45%, 02/15/25 (Call 11/15/24)	USD	50	50,758
4.85%, 04/01/24	USD	50	52,119
5.13%, 07/02/22	USD	50	53,808
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)	USD	50	47,254
5.00%, 08/15/22 (Call 02/15/17)	USD	75	68,917
5.00%, 03/15/23 (Call 03/15/18)[b]	USD	75	68,674
5.75%, 06/01/21 (Call 08/29/16)	USD	50	48,250
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19[a]	USD	50	51,792
4.88%, 06/01/23 (Call 03/01/23)[a,b]	USD	50	50,650
5.25%, 12/01/21 (Call 12/01/17)[a]	USD	25	26,188
Regal Entertainment Group
5.75%, 03/15/22 (Call 03/15/17)[b]	USD	100	104,000
Rite Aid Corp.
6.13%, 04/01/23 (Call 04/01/18)[a]	USD	150	159,562
6.75%, 06/15/21 (Call 08/29/16)	USD	75	78,787
9.25%, 03/15/20 (Call 08/29/16)[b]	USD	50	52,713
Rockies Express Pipeline LLC
5.63%, 04/15/20[a]	USD	100	103,250
6.00%, 01/15/19[a]	USD	50	51,688
6.85%, 07/15/18[a,b]	USD	50	52,594
Rowan Companies Inc.

Security		Principal (000s)	Value
4.75%, 01/15/24 (Call 10/15/23)	USD	25	$20,500
4.88%, 06/01/22 (Call 03/01/22)	USD	100	84,250
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22[b]	USD	50	53,625
RR Donnelley & Sons Co.
6.00%, 04/01/24	USD	25	23,625
7.00%, 02/15/22	USD	25	25,438
7.88%, 03/15/21	USD	50	54,125
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)[b]	USD	250	258,125
5.63%, 04/15/23 (Call 01/15/23)	USD	100	102,500
5.63%, 03/01/25 (Call 12/01/24)	USD	175	178,391
5.75%, 05/15/24 (Call 02/15/24)	USD	200	205,500
5.88%, 06/30/26[a,b]	USD	100	102,625
6.25%, 03/15/22 (Call 12/15/21)	USD	100	104,807
Sabine Pass LNG LP
6.50%, 11/01/20 (Call 11/01/16)	USD	50	51,886
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 11/15/18)[a]	USD	50	52,375
Salini Impregilo SpA
3.75%, 06/24/21[c]	EUR	100	116,298
Sally Holdings LLC/Sally Capital Inc.
5.63%, 12/01/25 (Call 12/01/20)[b]	USD	80	85,842
5.75%, 06/01/22 (Call 06/01/17)	USD	100	104,262
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/18)[b]	USD	125	83,875
7.75%, 06/15/21 (Call 06/15/17)[b]	USD	50	37,913
SBA Communications Corp.
4.88%, 07/15/22 (Call 07/15/17)[b]	USD	75	76,964
5.63%, 10/01/19 (Call 10/01/16)	USD	50	51,609
SBA Telecommunications Inc.
5.75%, 07/15/20 (Call 08/29/16)[b]	USD	50	51,625
Scientific Games International Inc.
7.00%, 01/01/22 (Call 01/01/18)[a,b]	USD	75	77,906
10.00%, 12/01/22 (Call 12/01/18)	USD	200	177,750
Sealed Air Corp.
4.50%, 09/15/23 (Call 06/15/23)[c]	EUR	100	121,497
4.88%, 12/01/22 (Call 09/01/22)[a]	USD	50	52,438
5.13%, 12/01/24 (Call 09/01/24)[a]	USD	25	26,219
5.25%, 04/01/23 (Call 01/01/23)[a]	USD	50	52,973
5.50%, 09/15/25 (Call 06/15/25)[a]	USD	25	26,711
Service Corp. International/U.S.
5.38%, 01/15/22 (Call 07/15/17)	USD	50	52,469
5.38%, 05/15/24 (Call 05/15/19)	USD	50	53,313
Sinclair Television Group Inc.
5.38%, 04/01/21 (Call 08/29/16)[b]	USD	50	52,063
5.63%, 08/01/24 (Call 08/01/19)[a]	USD	50	51,563
6.13%, 10/01/22 (Call 10/01/17)[b]	USD	50	52,388
Sirius XM Radio Inc.
4.25%, 05/15/20 (Call 08/29/16)[a]	USD	50	51,016
4.63%, 05/15/23 (Call 05/15/18)[a]	USD	50	50,000
5.38%, 04/15/25 (Call 04/15/20)[a]	USD	100	102,813
5.38%, 07/15/26 (Call 07/15/21)[a,b]	USD	100	102,449
5.75%, 08/01/21 (Call 08/29/16)[a,b]	USD	50	52,313
5.88%, 10/01/20 (Call 10/01/16)[a]	USD	50	51,834
6.00%, 07/15/24 (Call 07/15/19)[a]	USD	125	132,812
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/18)	USD	25	19,875
5.63%, 06/01/25 (Call 06/01/20)	USD	50	40,167

6.13%, 11/15/22 (Call 11/15/18)[b]	USD	75	63,562
Smithfield Foods Inc.
5.25%, 08/01/18 (Call 08/29/16)[a]	USD	25	25,210
6.63%, 08/15/22 (Call 08/15/17)	USD	100	105,905

28

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2016

Security		Principal (000s)	Value
Solera LLC/Solera Finance Inc.
10.50%, 03/01/24 (Call 03/01/19)[a]	USD	125	$135,000
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	USD	75	66,281
5.80%, 01/23/20 (Call 12/23/19)	USD	75	73,113
6.70%, 01/23/25 (Call 10/23/24)[b]	USD	100	97,000
7.50%, 02/01/18	USD	10	10,509
Spectrum Brands Inc.
5.75%, 07/15/25 (Call 07/15/20)	USD	125	135,312
6.38%, 11/15/20 (Call 11/15/16)	USD	50	51,875
6.63%, 11/15/22 (Call 11/15/17)	USD	50	53,125
Springleaf Finance Corp.
5.25%, 12/15/19	USD	50	48,484
6.90%, 12/15/17	USD	150	158,265
7.75%, 10/01/21[b]	USD	50	49,813
8.25%, 12/15/20	USD	100	103,375
Sprint Communications Inc.
6.00%, 11/15/22	USD	200	172,121
7.00%, 03/01/20[a]	USD	100	106,400
7.00%, 08/15/20	USD	100	95,127
8.38%, 08/15/17	USD	100	103,875
9.00%, 11/15/18[a]	USD	325	351,942
11.50%, 11/15/21	USD	100	108,959
Sprint Corp.
7.13%, 06/15/24	USD	200	176,760
7.25%, 09/15/21	USD	200	186,521
7.63%, 02/15/25 (Call 11/15/24)	USD	150	135,123
7.88%, 09/15/23	USD	425	389,406
Standard Industries Inc./NJ
5.13%, 02/15/21 (Call 02/15/18)[a]	USD	50	52,304
5.38%, 11/15/24 (Call 11/15/19)[a]	USD	75	78,656
5.50%, 02/15/23 (Call 02/15/19)[a]	USD	50	52,188
6.00%, 10/15/25 (Call 10/15/20)[a,b]	USD	100	108,550
Steel Dynamics Inc.
5.13%, 10/01/21 (Call 10/01/17)	USD	50	51,972
5.25%, 04/15/23 (Call 04/15/18)	USD	50	52,250
5.50%, 10/01/24 (Call 10/01/19)	USD	75	79,184
6.13%, 08/15/19 (Call 08/29/16)	USD	50	51,617
Suburban Propane Partners LP/ Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)[b]	USD	50	50,500
Summit Materials LLC/Summit Materials Finance Corp.
6.13%, 07/15/23 (Call 07/15/18)	USD	75	75,502
Sunoco LP/Sunoco Finance Corp.
5.50%, 08/01/20 (Call 08/01/17)[a]	USD	50	50,563
6.25%, 04/15/21 (Call 04/15/18)[a]	USD	75	76,232
6.38%, 04/01/23 (Call 04/01/18)[a]	USD	100	102,150
T-Mobile USA Inc.
6.00%, 03/01/23 (Call 09/01/18)	USD	100	105,802
6.00%, 04/15/24 (Call 04/15/19)	USD	100	106,594
6.13%, 01/15/22 (Call 01/15/18)	USD	100	105,137
6.25%, 04/01/21 (Call 04/01/17)	USD	300	314,383
6.38%, 03/01/25 (Call 09/01/19)	USD	125	133,999
6.46%, 04/28/19 (Call 08/09/16)	USD	150	153,124
6.50%, 01/15/24 (Call 01/15/19)[b]	USD	100	107,000
6.50%, 01/15/26 (Call 01/15/21)[b]	USD	200	217,036
6.54%, 04/28/20 (Call 08/09/16)	USD	100	103,263
6.63%, 11/15/20 (Call 08/09/16)	USD	50	51,688
6.63%, 04/28/21 (Call 04/28/17)	USD	100	105,125
6.63%, 04/01/23 (Call 04/01/18)	USD	100	107,205
6.73%, 04/28/22 (Call 04/28/17)	USD	100	105,000
6.84%, 04/28/23 (Call 04/28/18)	USD	50	53,595
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)[b]	USD	50	40,313

Security		Principal (000s)	Value
4.63%, 07/15/19 (Call 08/29/16)[a]	USD	125	$118,267
6.50%, 06/01/25 (Call 06/01/20)	USD	50	43,617
Targa Resources Partners LP/ Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 11/15/16)	USD	50	49,813
4.25%, 11/15/23 (Call 05/15/18)	USD	50	46,375
5.00%, 01/15/18 (Call 10/15/17)	USD	100	101,069
5.25%, 05/01/23 (Call 11/01/17)	USD	50	49,000
6.75%, 03/15/24 (Call 09/15/19)[a]	USD	100	104,250
6.88%, 02/01/21 (Call 08/29/16)	USD	25	25,391
Taylor Morrison Communities Inc./ Monarch Communities Inc.
5.25%, 04/15/21 (Call 08/29/16)[a]	USD	50	51,250
TEGNA Inc.
5.13%, 10/15/19 (Call 10/15/16)	USD	75	77,437
6.38%, 10/15/23 (Call 10/15/18)	USD	75	81,031
Tempur Sealy International Inc.
5.50%, 06/15/26 (Call 06/15/21)[a]	USD	50	50,969
5.63%, 10/15/23 (Call 10/15/18)	USD	50	51,792
Tenet Healthcare Corp.
4.38%, 10/01/21[b]	USD	100	99,931
4.50%, 04/01/21	USD	100	101,375
5.00%, 03/01/19	USD	100	96,500
5.50%, 03/01/19	USD	25	24,625
6.00%, 10/01/20	USD	150	158,992
6.25%, 11/01/18	USD	100	106,125
6.75%, 06/15/23	USD	200	193,000
8.00%, 08/01/20 (Call 08/29/16)	USD	50	51,063
8.13%, 04/01/22[b]	USD	250	258,437
Terex Corp.
6.00%, 05/15/21 (Call 11/15/16)	USD	75	76,095
TerraForm Power Operating LLC
5.88%, 02/01/23 (Call 02/01/18)[a,b]	USD	75	75,562
Tesoro Corp.
5.38%, 10/01/22 (Call 10/01/17)	USD	50	51,525
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19 (Call 09/15/19)	USD	50	53,054
5.88%, 10/01/20 (Call 10/01/16)	USD	50	51,222
6.13%, 10/15/21 (Call 10/15/16)	USD	50	52,005
6.25%, 10/15/22 (Call 10/15/18)	USD	75	78,094
6.38%, 05/01/24 (Call 05/01/19)[b]	USD	25	26,335
Toll Brothers Finance Corp.
5.88%, 02/15/22 (Call 11/15/21)	USD	100	108,714
Toys R Us Inc.
10.38%, 08/15/17 (Call 08/29/16)	USD	25	24,875
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 08/29/16)	USD	75	74,850
TransDigm Inc.
5.50%, 10/15/20 (Call 08/29/16)	USD	100	102,387
6.00%, 07/15/22 (Call 07/15/17)[b]	USD	100	103,375
6.38%, 06/15/26 (Call 06/15/21)[a]	USD	50	51,375
6.50%, 07/15/24 (Call 07/15/19)[b]	USD	75	78,000
6.50%, 05/15/25 (Call 05/15/20)[b]	USD	75	78,250
7.50%, 07/15/21 (Call 08/29/16)	USD	50	52,794
Transocean Inc.
3.75%, 10/15/17	USD	50	49,000
5.05%, 10/15/22 (Call 07/15/22)	USD	50	35,750
6.00%, 03/15/18[b]	USD	75	73,359
8.13%, 12/15/21	USD	175	144,375
9.00%, 07/15/23 (Call 07/15/20)[a]	USD	100	93,750
TreeHouse Foods Inc.
4.88%, 03/15/22 (Call 03/15/17)	USD	50	51,688
6.00%, 02/15/24 (Call 02/15/19)[a]	USD	50	53,657
TRI Pointe Group Inc./TRI Pointe Homes Inc.
5.88%, 06/15/24	USD	50	51,708

29

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2016

Security		Principal (000s)	Value
Tribune Media Co.
5.88%, 07/15/22 (Call 07/15/18)[b]	USD	100	$102,000
Trinseo Materials Operating SCA/ Trinseo Materials Finance Inc.
6.38%, 05/01/22 (Call 01/05/18)[c]	EUR	100	116,261
Tronox Finance LLC
6.38%, 08/15/20 (Call 08/29/16)[b]	USD	100	80,722
7.50%, 03/15/22 (Call 03/15/18)[a]	USD	50	39,688
U.S. Steel Corp.
7.38%, 04/01/20[b]	USD	24	23,880
7.50%, 03/15/22 (Call 03/15/17)[b]	USD	75	71,512
8.38%, 07/01/21 (Call 07/01/18)[a]	USD	25	27,281
United Rentals North America Inc.
4.63%, 07/15/23 (Call 07/15/18)	USD	75	76,500
5.50%, 07/15/25 (Call 07/15/20)[b]	USD	75	76,950
5.75%, 11/15/24 (Call 05/15/19)[b]	USD	100	103,521
5.88%, 09/15/26 (Call 09/15/21)	USD	50	51,938
6.13%, 06/15/23 (Call 12/15/17)[b]	USD	75	78,375
7.38%, 05/15/20 (Call 08/19/16)	USD	50	51,945
7.63%, 04/15/22 (Call 04/15/17)[b]	USD	100	106,818
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)[a]	USD	100	102,750
5.13%, 02/15/25 (Call 02/15/20)[a]	USD	150	154,125
6.75%, 09/15/22 (Call 09/15/17)[a]	USD	90	96,300
8.50%, 05/15/21 (Call 08/29/16)[a]	USD	50	52,300
Valeant Pharmaceuticals International Inc.
4.50%, 05/15/23 (Call 05/15/18)[c]	EUR	125	109,912
5.38%, 03/15/20 (Call 03/15/17)[a]	USD	200	179,500
5.50%, 03/01/23 (Call 03/01/18)[a]	USD	100	82,250
5.63%, 12/01/21 (Call 12/01/16)[a]	USD	75	64,031
5.88%, 05/15/23 (Call 05/15/18)[a,b]	USD	275	229,625
6.13%, 04/15/25 (Call 04/15/20)[a]	USD	300	249,000
6.38%, 10/15/20 (Call 10/15/16)[a]	USD	175	157,937
6.75%, 08/15/18 (Call 08/29/16)[a,b]	USD	200	197,500
6.75%, 08/15/21 (Call 08/29/16)[a]	USD	50	44,694
7.00%, 10/01/20 (Call 08/29/16)[a]	USD	50	46,460
7.25%, 07/15/22 (Call 08/29/16)[a]	USD	50	44,869
7.50%, 07/15/21 (Call 08/29/16)[a]	USD	150	139,500
Vereit Operating Partnership LP
3.00%, 02/06/19 (Call 01/06/19)	USD	50	50,250
4.60%, 02/06/24 (Call 11/06/23)	USD	50	51,834
4.88%, 06/01/26 (Call 03/01/26)	USD	35	36,699
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/18)	USD	50	51,563
5.25%, 04/01/25 (Call 01/01/25)	USD	50	52,625
Voya Financial Inc.
VRN, (3 mo. LIBOR US + 3.580%)
5.65%, 05/15/53 (Call 05/15/23)[b]	USD	100	96,902
VWR Funding Inc.
4.63%, 04/15/22 (Call 04/15/18)[c]	EUR	100	115,279
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)[b]	USD	55	45,375
7.75%, 06/15/21 (Call 05/15/21)[b]	USD	95	89,775
West Corp.
5.38%, 07/15/22 (Call 07/15/17)[a,b]	USD	125	116,718
Western Digital Corp.
10.50%, 04/01/24 (Call 04/01/19)[a]	USD	300	337,500
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)	USD	100	87,500
5.75%, 03/15/21 (Call 12/15/20)[b]	USD	100	83,750
6.25%, 04/01/23 (Call 01/01/23)[b]	USD	50	41,313
WideOpenWest Finance LLC/ WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 08/29/16)	USD	75	78,278

Security	Principal or Shares (000s)		Value
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)[b]	USD	100	$91,500
4.55%, 06/24/24 (Call 03/24/24)[b]	USD	100	95,500
Windstream Services LLC
6.38%, 08/01/23 (Call 02/01/18)	USD	50	43,094
7.50%, 06/01/22 (Call 06/01/17)	USD	50	46,373
7.50%, 04/01/23 (Call 08/29/16)[b]	USD	50	45,857
7.75%, 10/15/20 (Call 08/29/16)	USD	50	49,950
7.75%, 10/01/21 (Call 10/01/16)	USD	75	71,625
WMG Acquisition Corp.
6.00%, 01/15/21 (Call 08/29/16)[a]	USD	50	52,125
6.75%, 04/15/22 (Call 04/15/17)[a,b]	USD	50	52,560
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)	USD	50	42,760
6.00%, 01/15/22 (Call 10/15/21)[b]	USD	75	67,875
7.50%, 08/01/20 (Call 07/01/20)	USD	50	49,375
8.25%, 08/01/23 (Call 06/01/23)[b]	USD	75	73,284
WR Grace & Co.-Conn
5.13%, 10/01/21[a]	USD	100	106,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)[a,b]	USD	50	47,750
5.38%, 03/15/22 (Call 03/15/17)[b]	USD	50	51,358
5.50%, 03/01/25 (Call 12/01/24)[a]	USD	175	175,875
XPO Logistics Inc.
5.75%, 06/15/21 (Call 12/15/17)[c]	EUR	100	109,866
6.50%, 06/15/22 (Call 06/15/18)[a,b]	USD	175	173,687
7.88%, 09/01/19 (Call 09/01/16)[a]	USD	75	77,719
Zayo Group LLC/Zayo Capital Inc.
6.00%, 04/01/23 (Call 04/01/18)	USD	125	130,312
6.38%, 05/15/25 (Call 05/15/20)[b]	USD	55	57,612
Zebra Technologies Corp.
7.25%, 10/15/22 (Call 10/15/17)[b]	USD	100	107,125

			66,747,577

TOTAL CORPORATE BONDS & NOTES
(Cost: $105,498,811)			103,469,693

SHORT-TERM INVESTMENTS — 19.74%

MONEY MARKET FUNDS — 19.74%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[d,e,f]		16,757	16,757,399
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[d,e,f]		3,610	3,609,807

30

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2016

Security	Shares (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]	650	$649,778

		21,016,984

TOTAL SHORT-TERM INVESTMENTS (Cost: $21,016,984)		21,016,984

TOTAL INVESTMENTS IN SECURITIES — 116.92% (Cost: $126,515,795)[g]		124,486,677
Other Assets, Less Liabilities — (16.92)%		(18,016,066)

NET ASSETS — 100.00%		$106,470,611

CAD  —  Canadian Dollar

EUR  —  Euro

GBP  —  British Pound

USD  —  United States Dollar

VRN  —  Variable Rate Note

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $126,552,404. Net unrealized depreciation was $2,065,727, of which $2,273,417 represented gross unrealized appreciation on securities and $4,339,144 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$103,469,693	$—	$103,469,693
Money market funds	21,016,984	—	—	21,016,984

Total	$21,016,984	$103,469,693	$—	$124,486,677

31

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

July 31, 2016

Security	Principal or Shares (000s)		Value
COMMON STOCKS — 0.00%

SOUTH AFRICA — 0.00%
Sentry Holdings Ltd. Class A	GBP	25	$—

TOTAL COMMON STOCKS (Cost: $159,437)			—

CORPORATE BONDS & NOTES — 98.14%

AUSTRALIA — 0.70%
Origin Energy Finance Ltd. VRN, (5 year EUR Swap + 3.670%)
4.00%, 09/16/74 (Call 09/16/19)[a]	EUR	600	581,286
Santos Finance Ltd. VRN, (3 mo. Euribor + 6.851%)
8.25%, 09/22/70 (Call 09/22/17)	EUR	600	668,298

			1,249,584

AUSTRIA — 1.00%
Raiffeisen Bank International AG
6.00%, 10/16/23[a]	EUR	300	342,184
6.63%, 05/18/21	EUR	300	360,293
VRN, (5 year EUR Swap + 3.300%)
4.50%, 02/21/25 (Call 02/21/20)[a]	EUR	400	394,356
VRN, (5 year EUR Swap + 4.840%)
5.88%, 04/27/23 (Call 04/27/18)	EUR	200	231,128
Raiffeisenlandesbank Niederoesterreich-Wien AG
5.88%, 11/27/23[a]	EUR	200	216,691
Wienerberger AG
4.00%, 04/17/20	EUR	200	245,929

			1,790,581

BELGIUM — 0.73%
Barry Callebaut Services NV
2.38%, 05/24/24[a]	EUR	300	349,126
5.63%, 06/15/21[a]	EUR	200	271,941
6.00%, 07/13/17[a]	EUR	100	117,876
Ethias SA
5.00%, 01/14/26[a]	EUR	300	276,349
Ontex Group NV
4.75%, 11/15/21 (Call 11/15/17)[a]	EUR	100	118,998
Univeg Holding BV
7.88%, 11/15/20 (Call 11/15/16)[a]	EUR	150	174,921

			1,309,211

CANADA — 3.16%
Air Canada
7.63%, 10/01/19 (Call 10/01/16)[b]	CAD	150	120,059

Security	Principal (000s)		Value
Athabasca Oil Corp.
7.50%, 11/19/17 (Call 08/29/16)[a]	CAD	150	$113,876
7.50%, 11/19/17 (Call 08/29/16)[b]	CAD	250	188,475
AutoCanada Inc.
5.63%, 05/25/21 (Call 05/25/17)	CAD	100	76,684
Baytex Energy Corp.
6.63%, 07/19/22 (Call 07/19/17)	CAD	150	101,798
Bombardier Inc.
6.13%, 05/15/21[a]	EUR	500	559,487
Brookfield Residential Properties Inc.
6.13%, 05/15/23 (Call 05/15/18)[a]	CAD	150	112,726
Canadian Energy Services & Technology Corp.
7.38%, 04/17/20 (Call 04/17/17)	CAD	200	147,425
Cascades Inc.
5.50%, 07/15/21 (Call 07/15/17)[b]	CAD	125	96,664
Cott Finance Corp.
5.50%, 07/01/24 (Call 07/01/19)[a]	EUR	275	324,795
Crew Energy Inc.
8.38%, 10/21/20 (Call 10/21/16)[a]	CAD	100	74,384
DHX Media Ltd.
5.88%, 12/02/21 (Call 12/02/17)	CAD	150	114,451
Entertainment One Ltd.
6.88%, 12/15/22 (Call 12/15/18)[a]	GBP	200	285,477
Gateway Casinos & Entertainment Ltd.
8.50%, 11/26/20 (Call 11/26/16)[b]	CAD	100	72,083
GFL Environmental Inc.
7.50%, 06/18/18 (Call 08/29/16)[a]	CAD	150	116,464
Gibson Energy Inc.
5.38%, 07/15/22 (Call 07/15/17)[b]	CAD	225	163,913
5.38%, 07/15/22 (Call 07/15/17)[a]	CAD	50	36,617
7.00%, 07/15/20 (Call 08/29/16)[b]	CAD	100	77,707
Great Canadian Gaming Corp.
6.63%, 07/25/22 (Call 07/25/17)[b]	CAD	350	278,459
Mattamy Group Corp.
6.88%, 11/15/20 (Call 08/29/16)[b]	CAD	150	115,026
Newalta Corp.
Series 2 7.75%, 11/14/19 (Call 08/29/16)	CAD	50	33,677
Noralta Lodge Ltd.
7.50%, 09/24/19 (Call 09/24/16)[a]	CAD	75	45,435
Paramount Resources Ltd.
7.63%, 12/04/19 (Call 08/18/16)	CAD	300	238,104
Parkland Fuel Corp.
5.50%, 05/28/21 (Call 05/28/17)	CAD	150	116,752
6.00%, 11/21/22 (Call 11/21/17)	CAD	150	117,614
Postmedia Network Inc.
8.25%, 08/16/17 (Call 08/29/16)[b]	CAD	120	83,438
Precision Drilling Corp.
6.50%, 03/15/19 (Call 08/29/16)	CAD	150	109,563
Quebecor Media Inc.
6.63%, 01/15/23[b]	CAD	275	221,426
7.38%, 01/15/21 (Call 08/29/16)	CAD	150	119,340
River Cree Enterprises LP
11.00%, 01/20/21 (Call 01/20/18)[b]	CAD	100	73,425
Russel Metals Inc.
6.00%, 04/19/22 (Call 04/19/17)[b]	CAD	75	57,765
6.00%, 04/19/22 (Call 04/19/17)	CAD	100	76,684
Sirius XM Canada Holdings Inc.
5.63%, 04/23/21 (Call 04/23/17)[b]	CAD	150	114,739
Southern Pacific Resource Corp.
8.75%, 01/25/18 (Call 08/29/16)[b,c]	CAD	50	96
Superior Plus LP
6.50%, 12/09/21 (Call 12/09/17)	CAD	100	78,985

32

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

July 31, 2016

Security	Principal (000s)		Value
Trilogy Energy Corp.
7.25%, 12/13/19 (Call 08/29/16)[b]	CAD	150	$109,275
Videotron Ltd.
5.63%, 06/15/25 (Call 03/15/25)	CAD	275	215,802
5.75%, 01/15/26 (Call 09/15/20)[a]	CAD	300	234,654
6.88%, 07/15/21 (Call 08/29/16)	CAD	225	178,722
Wajax Corp.
6.13%, 10/23/20 (Call 10/23/17)[a]	CAD	100	75,917
Western Energy Services Corp.
7.88%, 01/30/19 (Call 08/29/16)	CAD	53	35,562
Yellow Pages Digital & Media Solutions Ltd.
9.25%, 11/30/18 (Call 08/29/16)	CAD	195	155,372

			5,668,917

DENMARK — 0.29%
TDC A/S VRN, (5 year EUR Swap + 3.110%)
3.50%, 02/26/49 (Call 02/26/21)[a]	EUR	500	530,342

			530,342

FINLAND — 0.65%
Nokia OYJ
6.75%, 02/04/19[a]	EUR	300	387,129
Outokumpu OYJ
6.63%, 09/30/19 (Call 03/30/17)	EUR	200	226,446
Stora Enso OYJ
2.13%, 06/16/23 (Call 03/16/23)[a]	EUR	100	113,522
5.50%, 03/07/19[a]	EUR	350	436,905

			1,164,002

FRANCE — 10.35%
3AB Optique Developpement SAS
5.63%, 04/15/19 (Call 08/29/16)[a]	EUR	200	223,888
Areva SA
3.13%, 03/20/23 (Call 12/20/22)[a]	EUR	500	457,085
3.25%, 09/04/20[a]	EUR	300	287,670
3.50%, 03/22/21	EUR	450	428,042
4.38%, 11/06/19	EUR	500	513,091
4.63%, 10/05/17[a]	EUR	500	551,423
4.88%, 09/23/24	EUR	600	580,707
Autodis SA
6.50%, 02/01/19 (Call 08/08/16)[a]	EUR	180	208,531
Casino Guichard Perrachon SA
2.80%, 08/05/26 (Call 05/05/26)[a]	EUR	400	484,694
3.31%, 01/25/23[a]	EUR	500	624,885
4.48%, 11/12/18	EUR	300	371,752
CGG SA
5.88%, 05/15/20 (Call 05/15/17)[a]	EUR	250	149,376
CMA CGM SA
7.75%, 01/15/21 (Call 01/15/18)[a]	EUR	400	351,131
8.75%, 12/15/18 (Call 08/29/16)[a]	EUR	200	209,869
ContourGlobal Power Holdings SA
5.13%, 06/15/21 (Call 06/15/18)[a]	EUR	350	402,957
Elis SA
3.00%, 04/30/22 (Call 04/30/18)[a]	EUR	500	569,713
Europcar Groupe SA
5.75%, 06/15/22 (Call 06/15/18)[a]	EUR	300	341,807
Faurecia
3.13%, 06/15/22 (Call 06/15/18)[a]	EUR	450	514,063
3.63%, 06/15/23 (Call 06/15/19)[a]	EUR	500	579,086

Security	Principal (000s)		Value
Groupama SA VRN, (3 mo. Euribor + 5.360%)
7.88%, 10/27/39 (Call 10/27/19)	EUR	500	$593,423
Holdikks SAS
6.75%, 07/15/21 (Call 07/15/17)[a]	EUR	200	201,858
Holding Medi-Partenaires SAS
7.00%, 05/15/20 (Call 08/08/16)[a]	EUR	300	352,067
HomeVi SAS
6.88%, 08/15/21 (Call 08/15/17)[a]	EUR	300	357,312
Horizon Holdings III SASU
5.13%, 08/01/22 (Call 08/01/18)[a]	EUR	200	236,063
La Financiere Atalian SAS
7.25%, 01/15/20 (Call 01/15/17)[a]	EUR	225	266,628
Labeyrie Fine Foods SAS
5.63%, 03/15/21 (Call 03/15/17)[a]	EUR	200	233,017
Loxam SAS
3.50%, 05/03/23 (Call 05/03/19)[a]	EUR	200	230,346
4.88%, 07/23/21 (Call 07/23/17)[a]	EUR	200	234,880
7.00%, 07/23/22 (Call 07/23/17)[a]	EUR	150	180,713
Nexans SA
3.25%, 05/26/21 (Call 02/26/21)[a]	EUR	200	235,800
4.25%, 03/19/18[a]	EUR	100	117,472
Novafives SAS
4.50%, 06/30/21 (Call 06/30/17)[a]	EUR	250	254,643
PagesJaunes Finance & Co. SCA
8.88%, 06/01/18 (Call 08/08/16)[a]	EUR	200	107,625
Paprec Holding
5.25%, 04/01/22 (Call 04/01/18)[a]	EUR	200	231,180
Peugeot SA
2.38%, 04/14/23[a]	EUR	300	361,454
6.50%, 01/18/19[a]	EUR	300	384,892
7.38%, 03/06/18[a]	EUR	350	434,863
Rexel SA
3.25%, 06/15/22 (Call 06/15/18)[a]	EUR	300	343,536
3.50%, 06/15/23 (Call 06/15/19)[a]	EUR	300	343,575
SFR Group SA
5.38%, 05/15/22 (Call 05/15/17)[a]	EUR	700	806,099
5.63%, 05/15/24 (Call 05/15/19)[a]	EUR	800	911,048
SGD Group SAS
5.63%, 05/15/19 (Call 08/08/16)[a]	EUR	200	229,307
SMCP SAS
8.88%, 06/15/20 (Call 08/08/16)[a]	EUR	100	116,845
SPCM SA
2.88%, 06/15/23 (Call 06/15/18)[a]	EUR	400	445,407
Synlab Bondco PLC
6.25%, 07/01/22 (Call 07/01/18)[a]	EUR	550	655,887
Synlab Unsecured Bondco PLC
8.25%, 07/01/23 (Call 07/01/18)[a]	EUR	250	290,419
Tereos Finance Groupe I SA
4.13%, 06/16/23 (Call 03/16/23)[a]	EUR	200	224,690
4.25%, 03/04/20 (Call 03/04/19)	EUR	300	349,402
THOM Europe SAS
7.38%, 07/15/19 (Call 08/29/16)[a]	EUR	200	235,086
Vallourec SA
2.25%, 09/30/24[a]	EUR	300	239,299
3.25%, 08/02/19	EUR	300	321,008
WFS Global Holding SAS
9.50%, 07/15/22 (Call 07/15/18)[a]	EUR	200	209,696

			18,585,310

33

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

July 31, 2016

Security	Principal (000s)		Value
GERMANY — 14.06%
Bilfinger SE
2.38%, 12/07/19[a]	EUR	300	$340,808
BMBG Bond Finance SCA
3.00%, 06/15/21 (Call 06/15/18)[a]	EUR	100	114,521
CeramTec Group GmbH
8.25%, 08/15/21 (Call 08/29/16)[a]	EUR	200	237,314
Deutsche Lufthansa AG
1.13%, 09/12/19[a]	EUR	250	287,566
VRN, (5 year EUR Swap + 4.783%)
5.13%, 08/12/75 (Call 02/12/21)[a]	EUR	400	474,871
Deutsche Raststaetten Gruppe IV GmbH
6.75%, 12/30/20 (Call 12/30/16)[a]	EUR	200	236,011
Douglas GmbH
6.25%, 07/15/22 (Call 07/15/18)[a]	EUR	250	304,058
FMC Finance VII SA
5.25%, 02/15/21[a]	EUR	200	266,431
FMC Finance VIII SA
5.25%, 07/31/19[a]	EUR	150	190,868
6.50%, 09/15/18[a]	EUR	200	252,775
Fresenius Finance BV
2.38%, 02/01/19[a]	EUR	200	234,597
2.88%, 07/15/20[a]	EUR	500	610,041
3.00%, 02/01/21[a]	EUR	300	367,817
4.00%, 02/01/24[a]	EUR	200	267,143
4.25%, 04/15/19[a]	EUR	200	246,928
FTE Verwaltungs GmbH
9.00%, 07/15/20 (Call 08/29/16)[a]	EUR	100	117,994
Galapagos Holding SA
7.00%, 06/15/22 (Call 06/15/17)[a]	EUR	200	171,868
Hapag-Lloyd AG
7.50%, 10/15/19 (Call 10/15/16)[a]	EUR	100	115,610
7.75%, 10/01/18 (Call 08/29/16)[a]	EUR	300	342,638
HeidelbergCement AG
2.25%, 03/30/23 (Call 12/30/22)[a]	EUR	670	783,096
2.25%, 06/03/24 (Call 03/03/24)[a]	EUR	500	582,103
HeidelbergCement Finance Luxembourg SA
2.25%, 03/12/19[a]	EUR	300	349,251
3.25%, 10/21/20[a]	EUR	300	369,105
3.25%, 10/21/21[a]	EUR	300	370,868
5.63%, 01/04/18[a]	EUR	300	360,629
7.50%, 04/03/20[a]	EUR	400	554,218
8.50%, 10/31/19[a]	EUR	200	279,579
9.50%, 12/15/18[a]	EUR	300	407,423
Hornbach Baumarkt AG
3.88%, 02/15/20[a]	EUR	150	182,871
HP Pelzer Holding GmbH
7.50%, 07/15/21 (Call 07/15/17)[a]	EUR	150	177,560
Kirk Beauty One GmbH
8.75%, 07/15/23 (Call 07/15/18)[a]	EUR	150	181,183
Norddeutsche Landesbank Girozentrale
6.00%, 06/29/20	EUR	300	355,515
Pfleiderer GmbH
7.88%, 08/01/19 (Call 08/29/16)[a]	EUR	100	116,103
Phoenix PIB Dutch Finance BV
3.13%, 05/27/20[a]	EUR	100	120,312
3.63%, 07/30/21[a]	EUR	200	247,381
ProGroup AG
5.13%, 05/01/22 (Call 05/01/18)[a]	EUR	200	238,483
Rheinmetall AG
5.25%, 09/22/17	EUR	300	352,790

Security	Principal (000s)		Value
RWE AG
VRN, (5 year EUR Swap + 2.643%)
2.75%, 04/21/75 (Call 10/21/20)[a]	EUR	500	$487,269
VRN, (5 year EUR Swap + 3.245%)
3.50%, 04/21/75 (Call 04/21/25)[a]	EUR	300	270,438
Schaeffler Finance BV
2.50%, 05/15/20 (Call 05/15/17)[a]	EUR	200	228,799
2.75%, 05/15/19 (Call 08/29/16)[a]	EUR	350	397,312
3.25%, 05/15/19 (Call 08/29/16)[a]	EUR	400	454,385
3.25%, 05/15/25 (Call 05/15/20)[a]	EUR	400	474,292
3.50%, 05/15/22 (Call 05/15/17)[a]	EUR	300	346,546
4.25%, 05/15/18 (Call 08/18/16)[a]	EUR	400	452,131
Senvion Holding GmbH
6.63%, 11/15/20 (Call 05/15/17)[a]	EUR	200	233,729
SGL Carbon SE
4.88%, 01/15/21 (Call 01/15/17)[a]	EUR	200	219,240
Takko Luxembourg 2 SCA
9.88%, 04/15/19 (Call 08/08/16)[a]	EUR	200	130,487
Techem Energy Metering Service GmbH & Co. KG
7.88%, 10/01/20 (Call 10/01/16)[a]	EUR	200	234,781
Techem GmbH
6.13%, 10/01/19 (Call 08/08/16)[a]	EUR	300	350,104
ThyssenKrupp AG
1.75%, 11/25/20 (Call 08/25/20)[a]	EUR	450	510,852
2.50%, 02/25/25[a]	EUR	400	452,667
2.75%, 03/08/21 (Call 12/08/20)[a]	EUR	600	702,565
3.13%, 10/25/19 (Call 07/25/19)[a]	EUR	750	892,274
4.00%, 08/27/18	EUR	1,100	1,310,533
Trionista Holdco GmbH
5.00%, 04/30/20 (Call 08/29/16)[a]	EUR	200	229,312
Trionista TopCo GmbH
6.88%, 04/30/21 (Call 08/29/16)[a]	EUR	300	353,283
TUI AG
4.50%, 10/01/19 (Call 10/01/16)[a]	EUR	200	228,866
Unitymedia GmbH
3.75%, 01/15/27 (Call 01/15/21)[a]	EUR	400	423,181
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
3.50%, 01/15/27 (Call 01/15/21)[a]	EUR	300	333,019
4.00%, 01/15/25 (Call 01/15/20)[a]	EUR	600	697,614
4.63%, 02/15/26 (Call 02/15/21)[a]	EUR	400	473,538
5.13%, 01/21/23 (Call 01/21/18)[a]	EUR	243	287,802
5.50%, 09/15/22 (Call 09/15/17)[a]	EUR	243	289,340
5.63%, 04/15/23 (Call 04/15/18)[a]	EUR	160	191,660
5.75%, 01/15/23 (Call 01/15/18)[a]	EUR	243	291,073
WEPA Hygieneprodukte GmbH
3.75%, 05/15/24 (Call 05/15/19)[a]	EUR	300	349,464
ZF North America Capital Inc.
2.25%, 04/26/19[a]	EUR	800	932,332
2.75%, 04/27/23[a]	EUR	700	824,458

			25,261,675

GREECE — 1.16%
Frigoglass Finance BV
8.25%, 05/15/18 (Call 08/29/16)[a]	EUR	200	133,838
Intralot Finance Luxembourg SA
9.75%, 08/15/18 (Call 08/29/16)[a]	EUR	150	175,850
OTE PLC
3.50%, 07/09/20[a]	EUR	400	448,581
4.38%, 12/02/19[a]	EUR	300	345,072
7.88%, 02/07/18[a]	EUR	400	481,601
PPC Finance PLC
5.50%, 05/01/19 (Call 05/01/17)[a]	EUR	300	270,057

34

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

July 31, 2016

Security	Principal (000s)		Value
Titan Global Finance PLC
3.50%, 06/17/21[a]	EUR	100	$113,502
4.25%, 07/10/19[a]	EUR	100	114,630

			2,083,131

INDIA — 0.19%
Samvardhana Motherson Automotive Systems Group BV
4.13%, 07/15/21 (Call 07/15/17)[a]	EUR	300	342,814

			342,814

IRELAND — 2.84%
Allied Irish Banks PLC
1.38%, 03/16/20[a]	EUR	300	342,942
2.75%, 04/16/19[a]	EUR	300	354,229
VRN, (5 year EUR Swap + 3.950%)
4.13%, 11/26/25 (Call 11/26/20)[a]	EUR	500	534,008
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 05/15/23 (Call 05/15/19)[a]	EUR	200	231,575
4.25%, 01/15/22 (Call 06/30/17)[a]	EUR	700	807,251
6.75%, 05/15/24 (Call 05/15/19)[a]	EUR	500	585,427
Bank of Ireland
10.00%, 12/19/22[a]	EUR	100	142,546
VRN, (5 year EUR Swap + 3.550%)
4.25%, 06/11/24 (Call 06/11/19)[a]	EUR	600	668,350
eircom Finance DAC
4.50%, 05/31/22 (Call 05/31/18)[a]	EUR	300	337,987
Series AUG
4.50%, 05/31/22 (Call 05/31/18)[a]	EUR	175	197,416
Smurfit Kappa Acquisitions
2.75%, 02/01/25 (Call 11/01/24)[a]	EUR	150	172,159
3.25%, 06/01/21 (Call 03/10/21)[a]	EUR	300	362,312
4.13%, 01/30/20[a]	EUR	300	368,181

			5,104,383

ITALY — 18.32%
Astaldi SpA
7.13%, 12/01/20 (Call 12/01/16)[a]	EUR	500	552,171
Autostrada Brescia Verona Vicenza Padova SpA
2.38%, 03/20/20[a]	EUR	350	410,004
Banca Monte dei Paschi di Siena SpA
3.63%, 04/01/19[a]	EUR	650	725,381
5.00%, 04/21/20[a]	EUR	250	218,373
5.60%, 09/09/20	EUR	200	176,124
Banca Popolare di Milano Scarl
4.25%, 01/30/19[a]	EUR	300	359,768
7.13%, 03/01/21[a]	EUR	300	354,331
Banca Popolare di Vicenza
2.75%, 03/20/20[a]	EUR	500	506,021
5.00%, 10/25/18[a]	EUR	300	322,988
Banco Popolare SC
2.38%, 01/22/18[a]	EUR	500	565,457
2.63%, 09/21/18[a]	EUR	300	341,426
2.75%, 07/27/20[a]	EUR	700	798,415
3.50%, 03/14/19[a]	EUR	800	925,051
6.00%, 11/05/20[a]	EUR	400	459,109
6.38%, 05/31/21[a]	EUR	200	230,077
Bormioli Rocco Holdings SA
10.00%, 08/01/18 (Call 08/29/16)[a]	EUR	100	114,805
Buzzi Unicem SpA
2.13%, 04/28/23 (Call 01/28/23)[a]	EUR	300	340,075
6.25%, 09/28/18[a]	EUR	200	250,282

Security	Principal (000s)		Value
Cooperativa Muratori & Cementisti-CMC di Ravenna SC
7.50%, 08/01/21 (Call 08/01/17)[a]	EUR	250	$228,073
Enel SpA
VRN, (5 year EUR Swap + 3.648%)
5.00%, 01/15/75 (Call 01/15/20)[a]	EUR	700	836,466
VRN, (5 year EUR Swap + 5.242%)
6.50%, 01/10/74 (Call 01/10/19)[a]	EUR	800	974,328
Iccrea Banca SpA
1.88%, 11/25/19[a]	EUR	300	344,214
Intesa Sanpaolo SpA
2.86%, 04/23/25[a]	EUR	300	333,585
3.93%, 09/15/26[a]	EUR	600	698,576
5.00%, 09/23/19[a]	EUR	700	857,290
5.15%, 07/16/20	EUR	700	877,377
6.63%, 05/08/18[a]	EUR	400	479,781
6.63%, 09/13/23[a]	EUR	1,000	1,338,507
Italcementi Finance SA
6.13%, 02/21/18[a]	EUR	300	364,719
6.63%, 03/19/20[a]	EUR	500	665,563
Leonardo-Finmeccanica SpA
4.50%, 01/19/21	EUR	500	635,518
8.00%, 12/16/19	GBP	150	232,068
Manutencoop Facility Management SpA
8.50%, 08/01/20 (Call 08/29/16)[a]	EUR	200	198,464
Mediobanca SpA
5.00%, 11/15/20	EUR	400	487,184
5.75%, 04/18/23	EUR	400	506,904
Onorato Armatori SpA
7.75%, 02/15/23 (Call 02/15/19)[a]	EUR	200	218,815
Piaggio & C SpA
4.63%, 04/30/21 (Call 04/30/17)[a]	EUR	100	115,762
Salini Costruttori SpA
6.13%, 08/01/18	EUR	200	244,439
Sisal Group SpA
7.25%, 09/30/17 (Call 08/08/16)[a]	EUR	200	223,518
Snai SpA
7.63%, 06/15/18 (Call 08/29/16)[a]	EUR	200	231,489
Telecom Italia SpA
4.00%, 01/21/20[a]	EUR	500	612,900
4.75%, 05/25/18[a]	EUR	300	360,850
4.88%, 09/25/20[a]	EUR	300	384,172
5.25%, 02/10/22[a]	EUR	400	527,307
6.13%, 12/14/18	EUR	300	378,565
Telecom Italia SpA/Milano
3.25%, 01/16/23[a]	EUR	600	729,144
3.63%, 01/19/24[a]	EUR	300	364,639
3.63%, 05/25/26[a]	EUR	300	356,778
4.50%, 09/20/17[a]	EUR	200	234,154
4.50%, 01/25/21[a]	EUR	250	319,447
5.38%, 01/29/19[a]	EUR	400	499,021
6.38%, 06/24/19	GBP	400	594,916
UniCredit SpA
5.75%, 09/26/17	EUR	600	704,398
6.13%, 04/19/21[a]	EUR	250	321,710
6.70%, 06/05/18[a]	EUR	550	661,303
6.95%, 10/31/22[a]	EUR	1,050	1,332,550
VRN, (5 year EUR Swap + 4.100%)
5.75%, 10/28/25 (Call 10/28/20)[a]	EUR	700	817,141

Unione di Banche Italiane SpA VRN, (5 year EUR Swap + 4.182%)
4.25%, 05/05/26 (Call 05/05/21)[a]	EUR	500	553,623
Unipol Gruppo Finanziario SpA
3.00%, 03/18/25[a]	EUR	600	663,436
4.38%, 03/05/21[a]	EUR	240	292,715

35

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

July 31, 2016

Security	Principal (000s)		Value
Veneto Banca SCPA
4.00%, 05/20/19[a]	EUR	300	$316,762
Wind Acquisition Finance SA
4.00%, 07/15/20 (Call 08/08/16)[a]	EUR	1,700	1,910,849
7.00%, 04/23/21 (Call 04/23/17)[a]	EUR	1,100	1,224,450

			32,903,328

JAPAN — 1.23%
SoftBank Group Corp.
4.00%, 07/30/22 (Call 04/30/22)[a]	EUR	300	360,300
4.63%, 04/15/20[a]	EUR	400	492,471
4.75%, 07/30/25 (Call 04/30/25)[a]	EUR	800	983,265
5.25%, 07/30/27 (Call 04/30/27)[a]	EUR	300	368,776

			2,204,812

LUXEMBOURG — 6.10%
Altice Financing SA
5.25%, 02/15/23 (Call 02/15/18)[a]	EUR	300	343,605
6.50%, 01/15/22 (Call 12/15/16)[a]	EUR	250	297,058
Altice Finco SA
9.00%, 06/15/23 (Call 06/15/18)[a]	EUR	100	126,708
Altice Luxembourg SA
6.25%, 02/15/25 (Call 02/15/20)[a]	EUR	500	519,273
7.25%, 05/15/22 (Call 05/15/17)[a]	EUR	1,300	1,469,020
ArcelorMittal
2.88%, 07/06/20[a]	EUR	400	453,985
3.00%, 03/25/19[a]	EUR	600	694,915
3.00%, 04/09/21[a]	EUR	300	335,479
3.13%, 01/14/22[a]	EUR	500	560,342
5.75%, 03/29/18[a]	EUR	100	120,816
5.88%, 11/17/17[a]	EUR	250	297,786
Befesa Zinc SAU Via Zinc Capital SA
8.88%, 05/15/18 (Call 08/29/16)[a]	EUR	200	227,374
ConvaTec Healthcare E SA
10.88%, 12/15/18 (Call 08/29/16)[a]	EUR	150	172,581
Garfunkelux Holdco 3 SA
7.50%, 08/01/22 (Call 08/01/18)[a]	EUR	300	339,151
8.50%, 11/01/22 (Call 11/01/18)[a]	GBP	350	462,285
Geo Debt Finance SCA
7.50%, 08/01/18 (Call 08/29/16)[a]	EUR	200	217,989
INEOS Group Holdings SA
5.38%, 08/01/24 (Call 08/01/19)[a]	EUR	300	332,078
5.75%, 02/15/19 (Call 08/29/16)[a]	EUR	350	402,622
6.50%, 08/15/18 (Call 08/24/16)[a]	EUR	300	341,575
LSF9 Balta Issuer SA
7.75%, 09/15/22 (Call 09/15/18)[a]	EUR	150	176,309
Matterhorn Telecom SA
3.88%, 05/01/22 (Call 05/01/18)[a]	EUR	600	661,464
Picard Bondco SA
7.75%, 02/01/20 (Call 08/29/16)[a]	EUR	250	295,513
SIG Combibloc Holdings SCA
7.75%, 02/15/23 (Call 02/15/18)[a]	EUR	400	477,115
Swissport Investments SA
6.75%, 12/15/21 (Call 06/15/18)[a]	EUR	200	226,925
9.75%, 12/15/22 (Call 12/15/18)[a]	EUR	250	273,374
Telenet Finance V Luxembourg SCA
6.25%, 08/15/22 (Call 08/15/17)[a]	EUR	100	120,027
6.75%, 08/15/24 (Call 08/15/18)[a]	EUR	350	436,618
Telenet Finance VI Luxembourg SCA
4.88%, 07/15/27 (Call 07/15/21)[a]	EUR	300	348,872

Security	Principal (000s)		Value
Unilabs Subholding AB
8.50%, 07/15/18 (Call 08/08/16)[a]	EUR	200	$228,118

			10,958,977

NETHERLANDS — 3.01%
Atradius Finance BV VRN, (3 mo. Euribor + 5.031%)
5.25%, 09/23/44 (Call 09/23/24)[a]	EUR	150	139,723
Carlson Wagonlit BV
7.50%, 06/15/19 (Call 08/29/16)[a]	EUR	200	232,019
Constellium NV
4.63%, 05/15/21 (Call 05/15/17)[a]	EUR	150	140,930
Hema Bondco I BV
6.25%, 06/15/19 (Call 08/08/16)[a]	EUR	200	171,960
InterXion Holding NV
6.00%, 07/15/20 (Call 08/08/16)[a]	EUR	400	472,235
LGE HoldCo VI BV
7.13%, 05/15/24 (Call 05/15/19)[a]	EUR	400	504,702
Lincoln Finance Ltd.
6.88%, 04/15/21 (Call 04/15/18)[a]	EUR	800	964,966
Nyrstar Netherlands Holdings BV
8.50%, 09/15/19[a]	EUR	250	286,142
OI European Group BV
4.88%, 03/31/21[a]	EUR	200	254,021
SNS Bank NV
6.25%, 10/26/20	EUR	50	—
UPC Holding BV
6.38%, 09/15/22 (Call 09/15/17)[a]	EUR	400	479,243
6.75%, 03/15/23 (Call 03/15/18)[a]	EUR	350	423,435
UPCB Finance IV Ltd.
4.00%, 01/15/27 (Call 01/15/21)[a]	EUR	400	442,781
Ziggo Bond Finance BV
4.63%, 01/15/25 (Call 01/15/20)[a]	EUR	300	331,580
Ziggo Secured Finance BV
3.75%, 01/15/25 (Call 01/15/20)[a]	EUR	500	559,245

			5,402,982

NORWAY — 0.52%
Lock AS
7.00%, 08/15/21 (Call 08/15/17)[a]	EUR	550	644,652
Lock Lower Holding AS
9.50%, 08/15/22 (Call 08/15/18)[a]	EUR	100	113,502
Norske Skog AS
11.75%, 12/15/19 (Call 02/15/17)[a]	EUR	200	175,849

			934,003

PORTUGAL — 0.32%
EDP — Energias de Portugal SA VRN, (5 year EUR Swap + 5.043%)
5.38%, 09/16/75 (Call 03/16/21)[a]	EUR	500	568,376

			568,376

SPAIN — 4.62%
Aldesa Financial Services SA
7.25%, 04/01/21 (Call 04/01/17)[a]	EUR	150	112,088
Almirall SA
4.63%, 04/01/21 (Call 04/01/17)[a]	EUR	200	232,545
Banco de Sabadell SA
5.63%, 05/06/26[a]	EUR	400	456,130
6.25%, 04/26/20	EUR	200	246,779

36

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

July 31, 2016

Security	Principal (000s)		Value
Bankia SA
3.50%, 01/17/19[a]	EUR	700	$836,375
VRN, (5 year EUR Swap + 3.166%)
4.00%, 05/22/24 (Call 05/22/19)[a]	EUR	600	656,572
Bankinter SA
6.38%, 09/11/19[a]	EUR	150	190,905
BPE Financiaciones SA
2.00%, 02/03/20[a]	EUR	700	782,368
CaixaBank SA VRN, (5 year EUR Swap + 3.950%)
5.00%, 11/14/23 (Call 11/14/18)[a]	EUR	500	587,974
Campofrio Food Group SA
3.38%, 03/15/22 (Call 03/15/18)[a]	EUR	300	345,697
Cellnex Telecom SAU
3.13%, 07/27/22[a]	EUR	400	472,374
Cirsa Funding Luxembourg SA
5.75%, 05/15/21 (Call 05/15/18)[a]	EUR	300	350,271
5.88%, 05/15/23 (Call 05/15/18)[a]	EUR	350	404,387
Ence Energia y Celulosa SA
5.38%, 11/01/22 (Call 11/01/18)[a]	EUR	150	180,189
Grupo Antolin Dutch BV
4.75%, 04/01/21 (Call 04/01/17)[a]	EUR	200	232,702
5.13%, 06/30/22 (Call 06/30/18)[a]	EUR	300	356,677
Grupo Isolux Corsan Finance BV
6.63%, 04/15/21 (Call 04/15/17)[a]	EUR	500	100,643
Ibercaja Banco SA VRN, (5 year EUR Swap + 4.551%)
5.00%, 07/28/25 (Call 07/28/20)[a]	EUR	300	307,570
NH Hotel Group SA
6.88%, 11/15/19 (Call 11/15/17)[a]	EUR	150	183,942
Obrascon Huarte Lain SA
4.75%, 03/15/22 (Call 03/15/18)[a]	EUR	250	195,482
5.50%, 03/15/23 (Call 03/15/18)[a]	EUR	200	157,767
PortAventura Entertainment Barcelona BV
7.25%, 12/01/20 (Call 12/01/16)[a]	EUR	200	232,093
Repsol International Finance BV VRN, (10 year EUR Swap + 4.200%)
4.50%, 03/25/75 (Call 03/25/25)[a]	EUR	700	680,135

			8,301,665

SWEDEN — 1.57%
Akelius Residential Property AB
3.38%, 09/23/20[a]	EUR	200	235,386
Auris Luxembourg II SA
8.00%, 01/15/23 (Call 01/15/18)[a]	EUR	200	242,787
Hoist Kredit AB
3.13%, 12/09/19[a]	EUR	100	114,907
Ovako AB
6.50%, 06/01/19 (Call 08/29/16)[a]	EUR	150	127,783
Verisure Holding AB
6.00%, 11/01/22 (Call 11/01/18)[a]	EUR	500	605,311
Volvo Car AB
3.25%, 05/18/21[a]	EUR	300	355,457
Volvo Treasury AB
VRN, (5 year EUR Swap + 3.797%)
4.20%, 06/10/75 (Call 06/10/20)[a]	EUR	600	687,602
VRN, (5 year EUR Swap + 4.101%)
4.85%, 03/10/78 (Call 03/10/23)[a]	EUR	400	460,691

			2,829,924

Security	Principal (000s)		Value
SWITZERLAND — 0.80%
Dufry Finance SCA
4.50%, 07/15/22 (Call 07/15/17)[a]	EUR	300	$354,071
4.50%, 08/01/23 (Call 08/01/18)[a]	EUR	450	534,638
LKQ Italia Bondco SpA
3.88%, 04/01/24 (Call 01/01/24)[a]	EUR	300	354,683
Selecta Group BV
6.50%, 06/15/20 (Call 12/15/16)[a]	EUR	200	187,866

			1,431,258

UNITED KINGDOM — 17.81%
Algeco Scotsman Global Finance PLC
9.00%, 10/15/18 (Call 08/29/16)[a]	EUR	200	190,282
Alliance Automotive Finance PLC
6.25%, 12/01/21 (Call 11/19/17)[a]	EUR	200	240,662
Anglo American Capital PLC
1.50%, 04/01/20[a]	EUR	400	427,386
2.50%, 04/29/21[a]	EUR	500	537,311
2.75%, 06/07/19[a]	EUR	500	567,436
2.88%, 11/20/20[a]	EUR	400	441,884
3.25%, 04/03/23[a]	EUR	500	537,055
3.50%, 03/28/22[a]	EUR	500	554,329
Arqiva Broadcast Finance PLC
9.50%, 03/31/20 (Call 09/30/16)[a]	GBP	400	574,247
Aston Martin Capital Ltd.
9.25%, 07/15/18 (Call 08/30/16)[a]	GBP	200	270,842
Boparan Finance PLC
4.38%, 07/15/21 (Call 07/15/17)[a]	EUR	250	265,098
5.25%, 07/15/19 (Call 08/30/16)[a]	GBP	150	194,831
5.50%, 07/15/21 (Call 07/15/17)[a]	GBP	200	246,438
Cabot Financial Luxembourg SA
10.38%, 10/01/19 (Call 08/08/16)[a]	GBP	150	210,115
CNH Industrial Finance Europe SA
2.75%, 03/18/19[a]	EUR	800	925,513
2.88%, 09/27/21[a]	EUR	400	467,475
2.88%, 05/17/23[a]	EUR	200	229,000
6.25%, 03/09/18[a]	EUR	700	849,572
Co-Operative Bank PLC/United Kingdom
5.13%, 09/20/17	GBP	250	303,744
Cognita Financing PLC
7.75%, 08/15/21 (Call 08/15/17)[a]	GBP	150	203,767
Darty Financement SAS
5.88%, 03/01/21 (Call 03/01/17)[a]	EUR	100	117,919
EC Finance PLC
5.13%, 07/15/21 (Call 01/15/17)[a]	EUR	200	231,347
Elli Finance UK PLC
8.75%, 06/15/19 (Call 08/30/16)[b]	GBP	100	106,700
8.75%, 06/15/19 (Call 08/29/16)[a]	GBP	100	106,700
Fiat Chrysler Automobiles NV
3.75%, 03/29/24[a]	EUR	800	916,785
Fiat Chrysler Finance Europe
4.75%, 03/22/21[a]	EUR	700	856,285
4.75%, 07/15/22[a]	EUR	800	977,870
6.63%, 03/15/18[a]	EUR	700	847,156
6.75%, 10/14/19[a]	EUR	800	1,024,796
7.38%, 07/09/18	EUR	300	372,125
Iceland Bondco PLC
6.25%, 07/15/21 (Call 07/15/17)[a]	GBP	250	300,726
IDH Finance PLC
6.25%, 08/15/22 (Call 08/15/18)[a]	GBP	150	197,910

37

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

July 31, 2016

Security	Principal (000s)		Value
Ineos Finance PLC
4.00%, 05/01/23 (Call 05/01/18)[a]	EUR	500	$567,145
Infinis PLC
7.00%, 02/15/19 (Call 02/15/17)[b]	GBP	200	268,738
Inovyn Finance PLC
6.25%, 05/15/21 (Call 11/15/17)[a]	EUR	100	116,167
International Personal Finance PLC
5.75%, 04/07/21[a]	EUR	250	239,345
Interoute Finco PLC
7.38%, 10/15/20 (Call 10/15/17)[a]	EUR	200	242,416
Iron Mountain Europe PLC
6.13%, 09/15/22 (Call 09/15/17)[a]	GBP	200	276,421
Jaguar Land Rover Automotive PLC
3.88%, 03/01/23[a]	GBP	200	267,030
5.00%, 02/15/22[a]	GBP	300	420,347
Jerrold Finco PLC
9.75%, 09/15/18 (Call 09/15/16)[a]	GBP	150	207,555
Keystone Financing PLC
9.50%, 10/15/19 (Call 10/15/16)[a]	GBP	200	273,002
Lecta SA
6.50%, 08/01/23 (Call 08/01/19)[a]	EUR	100	111,406
Matalan Finance PLC
6.88%, 06/01/19 (Call 08/08/16)[b]	GBP	100	104,323
6.88%, 06/01/19 (Call 08/08/16)[a]	GBP	100	104,323
Merlin Entertainments PLC
2.75%, 03/15/22 (Call 12/15/21)[a]	EUR	300	335,775
Moy Park Bondco PLC
6.25%, 05/29/21 (Call 05/29/17)[a]	GBP	150	206,666
New Look Secured Issuer PLC
6.50%, 07/01/22 (Call 06/24/18)[a]	GBP	450	562,333
Odeon & UCI Finco PLC
9.00%, 08/01/18 (Call 08/08/16)[a]	GBP	200	274,227
Pizzaexpress Financing 2 PLC
6.63%, 08/01/21 (Call 08/01/17)[a]	GBP	350	454,046
Premier Foods Finance PLC
6.50%, 03/15/21 (Call 03/15/17)[b]	GBP	150	201,830
6.50%, 03/15/21 (Call 03/15/17)[a]	GBP	100	134,553
R&R Ice Cream PLC
5.50%, 05/15/20 (Call 08/29/16)[a]	GBP	150	203,845
Royal Bank of Scotland Group PLC VRN, (5 year EUR Swap + 2.650%)
3.63%, 03/25/24 (Call 03/25/19)[a]	EUR	700	774,199
Royal Bank of Scotland PLC (The)
6.93%, 04/09/18	EUR	1,300	1,579,797
Silk Bidco AS
7.50%, 02/01/22 (Call 02/01/18)[a]	EUR	300	354,187
Stonegate Pub Co. Financing PLC
5.75%, 04/15/19 (Call 08/29/16)[a]	GBP	200	268,549
Tesco Corporate Treasury Services PLC
1.25%, 11/13/17[a]	EUR	200	225,401
1.38%, 07/01/19[a]	EUR	800	898,944
2.13%, 11/12/20 (Call 08/12/20)[a]	EUR	300	344,855
2.50%, 07/01/24[a]	EUR	400	456,617
Tesco PLC
3.38%, 11/02/18[a]	EUR	600	709,225
6.13%, 02/24/22	GBP	600	898,236
Thomas Cook Finance PLC
6.75%, 06/15/21 (Call 01/15/18)[a]	EUR	200	210,231
7.75%, 06/15/20 (Call 08/29/16)[a]	EUR	300	330,461
Travis Perkins PLC
4.38%, 09/15/21[a]	GBP	200	262,760
TVL Finance PLC
8.50%, 05/15/23 (Call 05/15/19)[a]	GBP	200	270,121

Security	Principal (000s)		Value
Virgin Media Finance PLC
4.50%, 01/15/25 (Call 01/15/20)[a]	EUR	350	$395,209
6.38%, 10/15/24 (Call 10/15/19)[a]	GBP	200	275,616
7.00%, 04/15/23 (Call 04/15/18)[a]	GBP	100	139,303
Virgin Media Secured Finance PLC
4.88%, 01/15/27 (Call 01/15/21)[a]	GBP	400	527,498
5.13%, 01/15/25 (Call 01/15/20)[a]	GBP	200	273,732
5.50%, 01/15/21	GBP	400	572,891
5.50%, 01/15/25 (Call 01/15/19)[a]	GBP	360	496,888
6.00%, 04/15/21 (Call 04/15/17)[a]	GBP	360	498,594
6.25%, 03/28/29 (Call 01/15/21)[a]	GBP	200	277,522
Viridian Group FundCo II Ltd.
7.50%, 03/01/20 (Call 09/01/17)[a]	EUR	350	409,133
Vougeot Bidco PLC
7.88%, 07/15/20 (Call 08/29/16)[a]	GBP	200	276,425
Worldpay Finance PLC
3.75%, 11/15/22[a]	EUR	350	409,528

			32,000,721

UNITED STATES — 8.71%
Avis Budget Finance PLC
6.00%, 03/01/21 (Call 08/30/16)[a]	EUR	300	348,570
Axalta Coating Systems U.S. Holdings Inc./Axalta Coating Systems Dutch Holding BV
5.75%, 02/01/21 (Call 08/29/16)[a]	EUR	100	116,302
Ball Corp.
3.50%, 12/15/20	EUR	200	246,367
4.38%, 12/15/23	EUR	450	558,973
Belden Inc.
5.50%, 04/15/23 (Call 04/15/18)[a]	EUR	300	352,439
BiSoho SAS
5.88%, 05/01/23 (Call 05/01/19)[a]	EUR	100	116,009
Casino Guichard Perrachon SA
2.33%, 02/07/25 (Call 11/07/24)[a]	EUR	300	348,298
3.16%, 08/06/19[a]	EUR	600	741,920
3.25%, 03/07/24 (Call 12/07/23)[a]	EUR	500	617,503
3.99%, 03/09/20	EUR	400	508,768
5.98%, 05/26/21	EUR	600	799,437
Celanese U.S. Holdings LLC
3.25%, 10/15/19	EUR	200	239,602
Chemours Co. (The)
6.13%, 05/15/23 (Call 05/15/18)	EUR	200	180,981
Crown European Holdings SA
3.38%, 05/15/25 (Call 11/15/24)[a]	EUR	350	401,487
4.00%, 07/15/22 (Call 04/15/22)[a]	EUR	450	546,581
Darling Global Finance BV
4.75%, 05/30/22 (Call 05/30/18)[a]	EUR	300	345,703
Gestamp Funding Luxembourg SA
3.50%, 05/15/23 (Call 05/15/19)[a]	EUR	300	348,612
Goodyear Dunlop Tires Europe BV
3.75%, 12/15/23 (Call 12/15/18)[a]	EUR	200	236,707
Hanesbrands Finance Luxembourg SCA
3.50%, 06/15/24 (Call 03/15/24)[a]	EUR	325	376,895
Hertz Holdings Netherlands BV
4.38%, 01/15/19[a]	EUR	250	292,026
Huntsman International LLC
4.25%, 04/01/25 (Call 01/01/25)	EUR	200	213,593
5.13%, 04/15/21 (Call 01/15/21)	EUR	300	352,672
IMS Health Inc.
4.13%, 04/01/23 (Call 04/01/18)[a]	EUR	150	172,950
Infor U.S. Inc.
5.75%, 05/15/22 (Call 05/15/18)	EUR	200	204,439

38

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

July 31, 2016

Security	Principal (000s)		Value
International Game Technology PLC
4.13%, 02/15/20 (Call 11/15/19)[a]	EUR	500	$598,159
4.75%, 03/05/20[a]	EUR	300	365,621
4.75%, 02/15/23 (Call 08/15/22)[a]	EUR	550	660,996
6.63%, 02/02/18[a]	EUR	300	365,569
Iron Mountain Canada Operations ULC
6.13%, 08/15/21 (Call 08/15/17)	CAD	100	80,135
Kloeckner Pentaplast of America Inc.
7.13%, 11/01/20 (Call 05/01/17)[a]	EUR	150	176,405
MPT Operating Partnership LP/MPT Finance Corp.
4.00%, 08/19/22 (Call 05/19/22)	EUR	300	355,174
OI European Group BV
6.75%, 09/15/20[a]	EUR	300	401,462
PSPC Escrow Corp.
6.00%, 02/01/23 (Call 02/01/18)[a]	EUR	200	194,603
PVH Corp.
3.63%, 07/15/24 (Call 04/15/24)[a]	EUR	200	234,119
Salini Impregilo SpA
3.75%, 06/24/21[a]	EUR	352	409,369
Schumann SpA
7.00%, 07/31/23 (Call 07/31/19)[a]	EUR	100	113,071
Sealed Air Corp.
4.50%, 09/15/23 (Call 06/15/23)[a]	EUR	300	364,490
TA MFG. Ltd.
3.63%, 04/15/23 (Call 04/15/18)[a]	EUR	200	212,258
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
6.38%, 05/01/22 (Call 01/05/18)[a]	EUR	300	348,783
UniCredit SpA VRN, (5 year EUR Swap + 4.316%)
4.38%, 01/03/27 (Call 01/03/22)[a]	EUR	400	441,710
Valeant Pharmaceuticals International Inc.
4.50%, 05/15/23 (Call 05/15/18)[a]	EUR	1,000	879,294
VWR Funding Inc.
4.63%, 04/15/22 (Call 04/15/18)[a]	EUR	300	345,836
XPO Logistics Inc.
5.75%, 06/15/21 (Call 12/15/17)[a]	EUR	400	439,464

			15,653,352

TOTAL CORPORATE BONDS & NOTES (Cost: $189,350,592)			176,279,348

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.00%

MONEY MARKET FUNDS — 0.00%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]	4	$4,389

		4,389

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,389)		4,389

TOTAL INVESTMENTS IN SECURITIES — 98.14% (Cost: $189,514,418)[f]		176,283,737
Other Assets, Less Liabilities —1.86%		3,339,606

NET ASSETS — 100.00%		$179,623,343

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound

VRN	— Variable Rate Note

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Issuer is in default of interest payments.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	The cost of investments for federal income tax purposes was $189,627,198. Net unrealized depreciation was $13,343,461,of which $2,776,682 represented gross unrealized appreciation on securities and $16,120,143 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3		Total
Investments:
Assets:
Common stocks	$—	$—	$0	[a]	$0	[a]
Corporate bonds & notes	—	176,279,252	96		176,279,348
Money market funds	4,389	—	—		4,389

Total	$4,389	$176,279,252	$96		$176,283,737

[a]	Rounds to less than $1.

39

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  iShares, Inc.

  By: /s/ Manish Mehta

  Manish Mehta, President (Principal Executive Officer)

  Date:         September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

  By: /s/ Manish Mehta

  Manish Mehta, President (Principal Executive Officer)

  Date:         September 29, 2016

  By: /s/ Jack Gee

  Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

  Date:         September 29, 2016